Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Capital Appreciation	7.38%	-13.72%	56.57%	204.94%
S&P 500 ®	2.31%	-12.63%	43.91%	216.93%
Capital Appreciation Funds Average	4.17%	-12.49%	54.05%	195.43%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 373 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Capital Appreciation	-13.72%	9.38%	11.79%
S&P 500	-12.63%	7.55%	12.23%
Capital Appreciation Funds Average	-12.49%	7.98%	10.39%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Capital Appreciation Fund on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $30,494 - a 204.94% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,693 - a 216.93% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six month, one year, five year, and 10 year cumulative total returns for the multi-cap core funds average were 5.37%, -10.38%, 50.59%, and 209.00%, respectively; and the one year, five year and 10 year average annual total returns were -10.38%, 8.07%, and 11.52%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the multi-cap supergroup average were 5.34%, -11.30%, 53.06%, and 213.72%, respectively; and the one year, five year and 10 year average annual total returns were -11.30%, 8.45%, and 11.76%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented, blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the growth-oriented, tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Capital Appreciation Fund

Q. How did the fund perform, Harry?

A. Pretty well. For the six months that ended April 30, 2002, the fund returned 7.38%. The Standard & Poor's 500 Index returned 2.31% during this period, while the capital appreciation funds average, as tracked by Lipper Inc., returned 4.17%. For the 12 months that ended April 30, 2002, the fund returned -13.72%, while the S&P 500 and peer group average returned -12.63% and -12.49%, respectively.

Q. What factors contributed positively to the fund's six-month performance?

A. My longstanding belief in keeping things simple helped. I've always preferred, for example, to invest in companies that have focused, easy-to-understand business models, as opposed to large conglomerates that operate in multiple industries. Investors gravitated to simplicity during the period - especially post-Enron - and the fund benefited accordingly. Other positive factors included good stock picking in the homebuilding, media and health care groups, as well as a timely move back into more aggressive technology names.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you elaborate on your technology strategy?

A. I spent much of the period lowering the fund's technology exposure, then got back on the tech horse in March and April. We were operating in an uncertain climate when the period began, so my focus was on defensive, stable growth areas such as homebuilding and health care. In March, I began to feel that investor sentiment regarding a tech rebound was overly pessimistic and I bought some of the pre-bubble market leaders, including EMC and Sun Microsystems. My rationale was that these leaders would be among the first to emerge from hibernation as tech fundamentals improved. Time will tell whether this strategy works. One strategy that did work during the period involved the replacement cycle for personal computers. Companies typically turn their PCs over every three years, and the last cycle came during the Y2K changeover. Dell Computer and Intel reflected this play, and both performed very well for the fund.

Q. Where else did you look for opportunities?

A. Homebuilding stocks continued to generate impressive returns for the fund, as stocks such as Lennar - the fund's top individual performer - and Beazer Homes USA benefited from an unexpectedly strong housing market. Media stocks also had a positive influence on performance as Univision - a U.S.-based Spanish-language TV network - and Radio One benefited from improved advertising trends. Univision is carrying this summer's World Cup soccer tournament, which could be a nice feather in the company's cap.

Q. You increased the fund's investments in health care, and decreased its exposure to financial stocks during the period. Why?

A. Health care was one of those defensive, stable-growth areas that offered good earnings growth during the period. The seismic trend within the sector is something we're all doing every day - aging. As more and more people reach the age of 50, their health care costs will rise and companies such as Tenet Healthcare and Johnson & Johnson could benefit. Tenet - which owns and operates hospitals around the country - was the fund's best health stock during the period. The trends in the finance group, unfortunately, weren't as appealing. Interest rates may rise over the next six to 12 months, and it will take a while for built-up credit defaults to work their way through the system.

Q. Which stocks turned in disappointing performances?

A. Qwest Communications was a major disappointment. Qwest merged with US West with the intention of building a comprehensive long-distance network around the country. Unfortunately, building a large network requires significant equity, and the environment wasn't conducive to raising funds. The fund's position in Tyco International suffered a double whammy during the period. Investors shied away from large conglomerates such as Tyco, which also fell under scrutiny for its accounting practices. Other disappointments included Homestore.com and Computer Associates.

Q. What's your outlook, Harry?

A. I think we'll see an economic recovery this year, but the recovery will come in fits and starts. In my mind, the key sector to watch is technology. Investors may be more likely to zero in on growth stocks now that much of the inventory excess from the technology bubble has been leveled off. I'll also be keeping an eye on corporate earnings, since they have tended to track technology spending almost perfectly in recent years.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing primarily in common stocks

Fund number: 307

Trading symbol: FDCAX

Start date: November 26, 1986

Size: as of April 30, 2002, more than $2.1 billion

Manager: Harry Lange, since 1996; manager, several Fidelity Select Portfolios, 1992-1996; research director, Fidelity Investments Far East 1988-1992; joined Fidelity in 1987

3

Harry Lange discusses the pros and cons of short selling:

"Investors typically sell stocks short when they anticipate price declines. For example, if an investor thinks shares in ABC Company are going to tumble, he can tell his broker to ´sell short' 100 ABC shares when the stock is trading at $50. The broker then loans the investor 100 ABC shares, which the investor is contractually obligated to buy within a specified time frame. If the market price of ABC stock falls to $40, the investor can buy the shares for $4,000, repay his broker, and walk away with a profit of $1,000.

"Short sales can be beneficial in that they help provide an efficient checks and balances system within the market, and they can put productive pressure on company management to improve their bottom lines. On the other hand, short selling can spur unfounded rumors about companies, and can be a major impediment in a company's ability to raise equity or debt.

"I don't engage in short selling, but ´shorts' can affect my decision-making on a specific holding. For example, if I know that a stock is being significantly shorted, I may decide to sell the position. I've learned over the years that fighting the tenacity of short sellers can be a losing battle."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Lennar Corp.	6.2	4.2
Dell Computer Corp.	3.5	6.3
Tyco International Ltd.	3.4	0.0
Univision Communications, Inc. Class A	2.9	0.8
Tenet Healthcare Corp.	2.8	1.6
Avon Products, Inc.	2.5	2.1
Johnson & Johnson	2.3	0.0
Noble Drilling Corp.	2.2	1.2
Pfizer, Inc.	1.9	3.3
Barr Laboratories, Inc.	1.8	0.3
	29.5
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	12.7
Information Technology	22.5	36.4
Health Care	15.5	10.3
Industrials	9.3	5.0
Consumer Staples	8.6	5.4
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 98.4%		Stocks 96.4%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	7.3%	** Foreign investments	9.2%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 22.5%
Distributors - 0.0%
Handleman Co. (a)	92,100	$ 1,179
Hotels, Restaurants & Leisure - 3.0%
Crestline Capital Corp. (a)	125,950	4,262
Harrah's Entertainment, Inc. (a)	200,000	9,832
McDonald's Corp.	400,000	11,360
MGM Mirage, Inc. (a)	300,000	12,045
Starbucks Corp. (a)	1,200,000	27,384
		64,883
Household Durables - 8.6%
Beazer Homes USA, Inc. (a)	200,000	17,704
D.R. Horton, Inc.	512,970	13,235
George Wimpey PLC	1,000,000	4,445
Lennar Corp.	2,458,118	136,519
Maytag Corp.	348,980	16,105
		188,008
Internet & Catalog Retail - 0.4%
Senshukai Co. Ltd.	582,000	2,078
Ticketmaster Class B (a)	251,300	5,913
		7,991
Leisure Equipment & Products - 0.7%
Callaway Golf Co.	925,000	16,280
Media - 8.1%
AOL Time Warner, Inc. (a)	17,426	331
Clear Channel Communications, Inc. (a)	200,000	9,390
Comcast Corp. Class A (special) (a)	58,600	1,568
Lamar Advertising Co. Class A (a)	400,000	17,172
Playboy Enterprises, Inc.:
Class A (a)	25,000	284
Class B (non-vtg.) (a)	2,257,300	29,638
Radio One, Inc.:
Class A (a)	401,600	8,996
Class D (non-vtg.) (a)	803,200	17,188
TMP Worldwide, Inc. (a)	200,000	6,034
Univision Communications, Inc. Class A (a)	1,600,000	63,936
Viacom, Inc. Class B (non-vtg.) (a)	500,000	23,550
		178,087
Multiline Retail - 0.4%
Costco Wholesale Corp. (a)	200,000	8,040
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.3%
Gadzooks, Inc. (a)	150,000	$ 1,988
Gap, Inc.	1,000,000	14,110
Gart Sports Co. (a)	55,000	1,856
Toys 'R' Us, Inc. (a)	400,000	6,908
Yamada Denki Co. Ltd.	50,000	3,843
		28,705
TOTAL CONSUMER DISCRETIONARY		493,173
CONSUMER STAPLES - 8.6%
Beverages - 2.5%
Fomento Economico Mexicano SA de CV sponsored ADR	200,000	9,570
PepsiCo, Inc.	300,000	15,570
Robert Mondavi Corp. Class A (a)	200,000	7,844
The Coca-Cola Co.	400,000	22,204
		55,188
Food & Drug Retailing - 0.5%
Walgreen Co.	300,000	11,331
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	600,000	15,384
Tyson Foods, Inc. Class A	182,200	2,554
		17,938
Household Products - 1.0%
Kimberly-Clark Corp.	344,300	22,421
Personal Products - 2.5%
Avon Products, Inc.	964,380	53,861
Tobacco - 1.3%
Philip Morris Companies, Inc.	500,000	27,215
TOTAL CONSUMER STAPLES		187,954
ENERGY - 5.8%
Energy Equipment & Services - 3.8%
ENSCO International, Inc.	666,970	22,517
GlobalSantaFe Corp.	200,000	7,018
Nabors Industries, Inc. (a)	64,575	2,941
Noble Drilling Corp. (a)	1,100,000	47,685
Transocean Sedco Forex, Inc.	102,696	3,646
		83,807
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 2.0%
Cabot Oil & Gas Corp. Class A	279,000	$ 7,011
ChevronTexaco Corp.	333,400	28,909
Equitable Resources, Inc.	100,000	3,595
Valero Energy Corp.	100,000	4,316
		43,831
TOTAL ENERGY		127,638
FINANCIALS - 6.0%
Banks - 0.4%
Mizuho Holdings, Inc.	124	258
National Bank of Canada	384,100	8,179
Synovus Financial Corp.	15,800	427
		8,864
Diversified Financials - 2.3%
Daiwa Securities Group, Inc.	1,327,000	9,094
Goldman Sachs Group, Inc.	50,000	3,938
Household International, Inc.	32,700	1,906
JAFCO Co. Ltd.	156,500	12,478
Nomura Holdings, Inc.	1,615,000	22,486
		49,902
Insurance - 0.1%
Sun Life Financial Services of Canada, Inc.	100,000	2,194
Real Estate - 3.2%
Alexandria Real Estate Equities, Inc.	390,300	17,837
Apartment Investment & Management Co. Class A	320,100	15,717
AvalonBay Communities, Inc.	232,714	11,093
Duke Realty Corp.	284,552	7,484
Glenborough Realty Trust, Inc.	133,000	2,986
Home Properties of New York, Inc.	275,201	9,913
LNR Property Corp.	90,268	3,304
Mitsubishi Estate Co. Ltd.	200,000	1,447
		69,781
TOTAL FINANCIALS		130,741
HEALTH CARE - 15.5%
Biotechnology - 0.0%
Sepracor, Inc. (a)	20,000	253
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.2%
St. Jude Medical, Inc. (a)	300,000	$ 24,963
Zimmer Holdings, Inc. (a)	50,000	1,736
		26,699
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	100,000	6,925
Caremark Rx, Inc. (a)	66,300	1,425
HCA, Inc.	500,000	23,895
Health Management Associates, Inc. Class A (a)	500,000	10,670
McKesson Corp.	100,000	4,039
Tenet Healthcare Corp. (a)	850,000	62,365
Trigon Healthcare, Inc. (a)	68,900	6,935
Wellpoint Health Networks, Inc. (a)	200,000	15,016
		131,270
Pharmaceuticals - 8.3%
Allergan, Inc.	50,000	3,296
Barr Laboratories, Inc. (a)	606,300	40,410
Forest Laboratories, Inc. (a)	250,000	19,285
Johnson & Johnson	800,000	51,088
King Pharmaceuticals, Inc. (a)	100,000	3,134
Mylan Laboratories, Inc.	500,000	13,240
Pfizer, Inc.	1,151,700	41,864
SICOR, Inc. (a)	79,000	1,400
Wyeth	150,000	8,550
		182,267
TOTAL HEALTH CARE		340,489
INDUSTRIALS - 9.3%
Airlines - 0.6%
Deutsche Lufthansa AG:
(Reg.) (c)	100,000	1,546
(Reg.)	100,000	1,546
Southwest Airlines Co.	500,000	9,105
		12,197
Commercial Services & Supplies - 3.8%
Certegy, Inc. (a)	400,000	15,520
ChoicePoint, Inc. (a)	100,000	5,544
Cintas Corp.	100,000	5,177
HON Industries, Inc.	108,700	3,252
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pegasus Solutions, Inc. (a)	697,150	$ 13,504
Republic Services, Inc. (a)	1,400,000	27,720
Waste Management, Inc.	500,000	13,170
		83,887
Construction & Engineering - 0.3%
Daito Trust Construction Co.	442,500	6,540
Industrial Conglomerates - 3.4%
Tyco International Ltd.	4,100,000	75,645
Machinery - 0.6%
Illinois Tool Works, Inc.	100,000	7,210
THK Co. Ltd.	275,100	5,457
		12,667
Marine - 0.3%
Teekay Shipping Corp.	180,000	6,638
Road & Rail - 0.3%
Union Pacific Corp.	100,000	5,680
TOTAL INDUSTRIALS		203,254
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 2.3%
Cable Design Technologies Corp. (a)	750,000	9,428
Cisco Systems, Inc. (a)	200,000	2,930
Comverse Technology, Inc. (a)	1,022,900	12,305
Lucent Technologies, Inc.	34,789	160
Nokia Corp. sponsored ADR	1,100,000	17,886
Polycom, Inc. (a)	375,000	7,733
		50,442
Computers & Peripherals - 5.1%
Dell Computer Corp. (a)	2,900,000	76,386
EMC Corp. (a)	3,000,000	27,420
Maxtor Corp. (a)	76,000	527
Sun Microsystems, Inc. (a)	1,000,000	8,180
		112,513
Electronic Equipment & Instruments - 3.0%
Avnet, Inc.	822,800	21,080
Diebold, Inc.	75,000	2,837
Nichicon Corp.	500,000	6,662
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tech Data Corp. (a)	750,000	$ 35,505
Varian, Inc. (a)	11,900	402
		66,486
Internet Software & Services - 1.5%
Homestore.com, Inc. (a)	2,548,560	6,473
Yahoo!, Inc. (a)	1,808,190	26,689
		33,162
IT Consulting & Services - 2.0%
Accenture Ltd. Class A	200,000	4,288
Computer Sciences Corp. (a)	300,000	13,455
Electronic Data Systems Corp.	469,100	25,453
		43,196
Semiconductor Equipment & Products - 6.1%
Analog Devices, Inc. (a)	600,000	22,176
ASML Holding NV (NY Shares) (a)	300,000	6,699
Intel Corp.	1,292,300	36,973
KLA-Tencor Corp. (a)	303,300	17,886
Micron Technology, Inc. (a)	539,800	12,793
Semtech Corp. (a)	297,800	9,524
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	300,000	5,310
Teradyne, Inc. (a)	200,000	6,590
Texas Instruments, Inc.	465,600	14,401
		132,352
Software - 2.5%
BEA Systems, Inc. (a)	584,695	6,268
Computer Associates International, Inc.	225,000	4,185
Microsoft Corp. (a)	620,400	32,422
Nippon System Development Co. Ltd.	100,000	3,905
Symantec Corp. (a)	200,000	7,082
Synopsys, Inc. (a)	9,300	420
		54,282
TOTAL INFORMATION TECHNOLOGY		492,433
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 5.4%
Chemicals - 0.9%
Monsanto Co.	100,000	$ 3,080
Praxair, Inc.	300,000	17,130
		20,210
Construction Materials - 1.8%
Lafarge North America, Inc.	303,774	13,299
Martin Marietta Materials, Inc.	700,000	27,272
		40,571
Containers & Packaging - 0.4%
Pactiv Corp. (a)	400,000	8,268
Metals & Mining - 2.3%
Alcoa, Inc.	500,000	17,015
Chubu Steel Plate Co. Ltd.	60,000	56
Newmont Mining Corp.	1,000,000	28,510
Pechiney SA Series A	100,000	4,835
		50,416
TOTAL MATERIALS		119,465
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T Corp.	754,900	9,904
France Telecom SA	8,300	201
JSAT Corp.	60	284
Qwest Communications International, Inc.	6,568,479	33,039
SBC Communications, Inc.	300,000	9,318
TeraBeam Networks (d)	11,600	3
		52,749
Wireless Telecommunication Services - 0.2%
NTT DoCoMo, Inc.	271	685
NTT DoCoMo, Inc. New (a)	1,084	2,757
Triton PCS Holdings, Inc. Class A (a)	200,000	1,610
		5,052
TOTAL TELECOMMUNICATION SERVICES		57,801
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.2%
Gas Utilities - 0.2%
El Paso Corp.	97,416	$ 3,897
TOTAL COMMON STOCKS (Cost $1,887,152)		2,156,845
Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	15,100	24
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. (depositary shares)	9,100	92
TOTAL PREFERRED STOCKS (Cost $415)		116
Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.85% (b)	41,175,560	41,176
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	7,507,801	7,508
TOTAL MONEY MARKET FUNDS (Cost $48,684)		48,684
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,936,251)		2,205,645
NET OTHER ASSETS - (0.6)%		(13,325)
NET ASSETS - 100%		$ 2,192,320
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,546,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 260
TeraBeam Networks	4/7/00	$ 44
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $930,678,000 and $975,536,000.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,000 or 0% of net assets.

Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,939,242,000. Net unrealized appreciation aggregated $266,403,000, of which $455,648,000 related to appreciated investment securities and $189,245,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $29,447,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,262) (cost $1,936,251) - See accompanying schedule		$ 2,205,645
Receivable for investments sold		32,190
Receivable for fund shares sold		1,784
Dividends receivable		626
Interest receivable		84
Other receivables		17
Total assets		2,240,346
Liabilities
Payable for investments purchased	$ 36,133
Payable for fund shares redeemed	2,424
Accrued management fee	1,574
Other payables and accrued expenses	387
Collateral on securities loaned, at value	7,508
Total liabilities		48,026
Net Assets		$ 2,192,320
Net Assets consist of:
Paid in capital		$ 2,074,363
Accumulated net investment loss		(2,690)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(148,762)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		269,409
Net Assets, for 109,938 shares outstanding		$ 2,192,320
Net Asset Value, offering price and redemption price per share ($2,192,320 ÷ 109,938 shares)		$ 19.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 8,142
Interest		773
Security lending		87
Total income		9,002
Expenses
Management fee Basic fee	$ 6,530
Performance adjustment	2,927
Transfer agent fees	2,408
Accounting and security lending fees	234
Non-interested trustees' compensation	6
Custodian fees and expenses	43
Registration fees	26
Audit	31
Legal	14
Miscellaneous	16
Total expenses before reductions	12,235
Expense reductions	(231)	12,004
Net investment income (loss)		(3,002)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(40,731) on sales of investments in affiliated issuers)	(92,841)
Foreign currency transactions	137
Total net realized gain (loss)		(92,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	252,935
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		252,965
Net gain (loss)		160,261
Net increase (decrease) in net assets resulting from operations		$ 157,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,002)	$ 4,560
Net realized gain (loss)	(92,704)	(23,272)
Change in net unrealized appreciation (depreciation)	252,965	(593,081)
Net increase (decrease) in net assets resulting from operations	157,259	(611,793)
Distributions to shareholders from net investment income	-	(16,788)
Distributions to shareholders from net realized gain	-	(238,389)
Total distributions	-	(255,177)
Share transactions Net proceeds from sales of shares	125,583	656,866
Reinvestment of distributions	-	244,711
Cost of shares redeemed	(208,523)	(864,611)
Net increase (decrease) in net assets resulting from share transactions	(82,940)	36,966
Total increase (decrease) in net assets	74,319	(830,004)
Net Assets
Beginning of period	2,118,001	2,948,005
End of period (including accumulated net investment loss of $2,690 and undistributed net investment income of $4,667, respectively)	$ 2,192,320	$ 2,118,001
Other Information Shares
Sold	6,158	29,529
Issued in reinvestment of distributions	-	10,780
Redeemed	(10,278)	(40,447)
Net increase (decrease)	(4,120)	(138)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.57	$ 25.82	$ 25.73	$ 19.29	$ 21.66	$ 18.27
Income from Invest- ment Operations
Net investment income (loss)D	(.03)	.04	.04E	.13	.09F	.08
Net realized and unrealized gain (loss)	1.40	(5.01)	2.11	6.86	.47	4.97
Total from investment operations	1.37	(4.97)	2.15	6.99	.56	5.05
Distributions from net investment income	-	(.15)	(.57)	(.10)	(.08)	(.12)
Distributions from net realized gain	-	(2.13)	(1.49)	(.45)	(2.85)	(1.54)
Total distributions	-	(2.28)	(2.06)	(.55)	(2.93)	(1.66)
Net asset value, end of period	$ 19.94	$ 18.57	$ 25.82	$ 25.73	$ 19.29	$ 21.66
Total ReturnB, C	7.38%	(20.86)%	8.14%	36.98%	2.56%	29.83%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.08%A	.94%	.85%	.67%	.70%	.69%
Expenses net of voluntary waivers, if any	1.08%A	.94%	.85%	.67%	.70%	.69%
Expenses net of all reductions	1.06%A	.91%	.83%	.65%	.67%	.66%
Net investment income (loss)	(.27)%A	.17%	.15%	.56%	.46%	.43%
Supplemental Data
Net assets, end of period (in millions)	$ 2,192	$ 2,118	$ 2,948	$ 2,936	$ 2,292	$ 2,049
Portfolio turnover rate	86%A	120%	85%	78%	121%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..83% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Prior to October 12, 1990, FDC received a deferred sales charge of up to 1%. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received deferred sales charges of $52,000.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $773,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $224,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $7,000.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Buck Brew & Steakhouse, Inc.	$ -	$ 987	$ -	$ -
Homestore.com, Inc.	-	45,140	-	-
TOTALS	$ -	$ 46,127	$ -	$ -

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

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Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Disciplined Equity	5.64%	-10.14%	53.79%	204.73%
S&P 500 ®	2.31%	-12.63%	43.91%	216.93%
Growth Funds Average	2.72%	-14.95%	39.97%	183.31%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Disciplined Equity	-10.14%	8.99%	11.79%
S&P 500	-12.63%	7.55%	12.23%
Growth Funds Average	-14.95%	6.47%	10.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $30,473 - a 204.73% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,693 - a 216.93% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six months, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were 1.79%, -13.93%, 33.34%, and 170.52%, respectively; and the one year, five year, and 10 year average annual total returns were -13.93%, 5.77%, and 10.24%, respectively. The six months, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were 1.38%, -15.55%, 34.26%, and 170.70%, respectively; and the one year, five year, and 10 year average annual total returns were -15.55%, 5.83%, and 10.22%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented, blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the growth-oriented, tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with Steven Snider, Portfolio Manager of Fidelity Disciplined Equity Fund

Q. How did the fund perform, Steve?

A. For the six-month period that ended April 30, 2002, the fund returned 5.64%. During the same time period, the Standard & Poor's 500 Index returned 2.31%, while the growth funds average tracked by Lipper Inc. returned 2.72%. For the 12 months that ended April 30, 2002, the fund declined 10.14%, the S&P 500 dropped 12.63%, and the Lipper average posted a loss of 14.95%.

Q. What factors contributed to the fund's strong relative performance?

A. Shareholders will recall that Disciplined Equity's investment strategy is to add value primarily through stock selection - as opposed to sector rotation, market timing or other possible strategies. For the six-month period covered by this report, the strategy worked exactly as intended. Essentially all of the fund's outperformance came from security selection, and very little came from the fund's small sector deviations relative to the S&P 500.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were some of the investments that did well for the fund?

A. Many of the leading contributors were drawn from three industry groups: health care equipment and services, consumer durables and capital goods. In the health care sector, companies such as UnitedHealth Group, Oxford Health Plans and Tenet Healthcare were the top performers. UnitedHealth benefited from rising market share and profit margins, as well as positive earnings results. Oxford's stock price increased as a result of strong cost controls and high enrollment growth. Tenet exceeded earnings estimates as the company restored profitability to several recently acquired hospitals. In the consumer durables sector, homebuilders NVR, Lennar Corporation, D.R. Horton and Ryland Group were top contributors due in large part to industry consolidation within the sector. The market share of the 10 largest companies has doubled in the past five years, which improved access to capital and provided economies of scale. In the capital goods sector, defense contractor United Technologies exceeded expectations with increased revenues and strong cash flows, while L-3 Communications benefited from high growth in the U.S. defense budget, increased orders for bomb-detection units and several strategic acquisitions.

Q. What stocks hurt performance?

A. Stocks that were a drag on performance were scattered throughout many different industries. The largest single detractor was semiconductor manufacturer Intel. From October 2001 through January 2002, the fund was underweight Intel relative to the S&P 500 while the stock rallied some 43% on early signs of a recovery in the semiconductor industry. Underweighting this high-returning stock hurt the fund's relative performance. As our quantitative models began to upgrade the stock in early 2002, I added to the position, but Intel's 18% fall from February through April pulled down performance. Tyco International also hurt returns as the company suffered both from general market concerns about the financial accounting of diversified conglomerates and from specific fears about its liquidity and cash flows. Another detractor was electric utility Dynegy. The company suffered from weak commodity prices, too much industry capacity and legal fears resulting from its aborted merger with Enron. I sold Tyco and Dynegy prior to the end of the period, and they are no longer in the fund. Computer Associates, a developer of enterprise software, was hit by weaker-than-expected earnings and news of an investigation by the Securities and Exchange Commission into the company's accounting practices.

Q. What's your outlook?

A. The U.S. economy seems to be slowly rebounding, and appears unlikely to slip back into recession in the near future. That being said, I don't base portfolio decisions on how the economy or markets are expected to perform. My focus is on portfolio structure, stock selection and finding good values in order to produce returns in line with the fund's objective.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in a diversified portfolio of common stocks that the manager determines, using quantitative and fundamental research, to be undervalued compared to others in their industries

Fund number: 315

Trading symbol: FDEQX

Start date: December 28, 1988

Size: as of April 30, 2002, more than $3.1 billion

Manager: Steven Snider, since 2000; manager of equity portfolios for Fidelity Management Trust Company, since 1994; joined Fidelity in 1992

3

Steve Snider on minimizing the effect of corporate bankruptcies on fund performance:

"The sudden collapse and bankruptcy of such companies as Enron, Global Crossing and Kmart provided numerous lessons for all investors. As quantitative investors, how can we avoid these companies or, at least, minimize their damage to our portfolios?

"The first line of defense in our quant process is to ensure our data inputs are good. We make sure to ´clean' the corporate data we download by looking for anomalous numbers that might be suspicious. Our second step relies on the nature of quantitative models themselves. Because we use many models to look at thousands of companies across dozens of dimensions, a company that scores poorly on one or more variables that traditionally precede financial distress will receive a low ranking and be excluded from the portfolio. We also use Fidelity's global network of fundamental research analysts to gain as much company-specific information as possible.

"Unfortunately, there is no defense against fraud. If a company issues misleading audited financial data, our models may score it highly. This is where the portfolio's risk controls - broad diversification, limited stock weightings, and a concentration on liquid, or easily traded, stocks - come into play. By ensuring that no single stock is a large portion of the fund, we can try to limit the potential damage should any one holding collapse."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	2.3
General Electric Co.	2.9	3.8
Microsoft Corp.	2.8	3.4
Intel Corp.	2.5	0.9
Wal-Mart Stores, Inc.	2.5	1.8
Procter & Gamble Co.	2.3	1.9
Fannie Mae	1.9	2.3
Pfizer, Inc.	1.9	2.5
PepsiCo, Inc.	1.8	1.9
Royal Dutch Petroleum Co. (NY Shares)	1.7	1.1
	23.4
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.7	10.3
Information Technology	15.7	15.6
Financials	15.5	18.6
Health Care	14.6	18.0
Industrials	11.6	11.3
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 96.4%		Stocks and Equity Futures 97.8%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	2.1%	** Foreign investments	1.7%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	75,000	$ 2,475
Delphi Corp.	200,000	3,110
		5,585
Automobiles - 0.6%
General Motors Corp.	200,000	12,830
Harley-Davidson, Inc.	100,000	5,299
		18,129
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	250,000	9,975
Gtech Holdings Corp. (a)	75,000	4,493
Harrah's Entertainment, Inc. (a)	150,000	7,374
International Game Technology (a)	325,400	20,484
MGM Mirage, Inc. (a)	100,000	4,015
Tricon Global Restaurants, Inc. (a)	200,000	12,612
Wendy's International, Inc.	100,000	3,740
		62,693
Household Durables - 1.8%
D.R. Horton, Inc.	375,957	9,700
KB Home	80,000	3,988
Lennar Corp.	220,500	12,247
Mohawk Industries, Inc. (a)	125,000	8,041
NVR, Inc. (a)	35,100	12,978
Ryland Group, Inc.	75,000	8,250
		55,204
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	90,000	4,779
Lands' End, Inc. (a)	75,000	3,772
		8,551
Leisure Equipment & Products - 0.1%
Action Performance Companies, Inc. (a)	75,000	3,529
Media - 1.6%
AOL Time Warner, Inc. (a)	302,000	5,744
McGraw-Hill Companies, Inc.	100,000	6,399
Scholastic Corp. (a)	38,000	1,928
Viacom, Inc. Class B (non-vtg.) (a)	167,700	7,899
Walt Disney Co.	1,248,800	28,947
		50,917
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 4.3%
Dillard's, Inc. Class A	200,000	$ 4,898
Dollar Tree Stores, Inc. (a)	175,000	6,675
Family Dollar Stores, Inc.	100,000	3,460
Kohls Corp. (a)	393,900	29,030
Target Corp.	275,000	12,004
Wal-Mart Stores, Inc.	1,383,800	77,299
		133,366
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A (a)	135,000	4,050
Asbury Automotive Group, Inc.	3,300	65
AutoNation, Inc. (a)	150,000	2,400
AutoZone, Inc. (a)	75,000	5,700
Barnes & Noble, Inc. (a)	200,000	6,044
Best Buy Co., Inc. (a)	450,000	33,458
Blockbuster, Inc. Class A	200,000	5,720
CDW Computer Centers, Inc. (a)	100,000	5,480
Chico's FAS, Inc. (a)	100,000	3,608
Circuit City Stores, Inc. - Circuit City Group	250,000	5,390
Foot Locker, Inc. (a)	200,000	3,150
Group 1 Automotive, Inc. (a)	37,600	1,648
Home Depot, Inc.	975,800	45,248
Lowe's Companies, Inc.	456,500	19,305
Office Depot, Inc. (a)	500,000	9,570
Pier 1 Imports, Inc.	90,000	2,156
Rent-A-Center, Inc. (a)	32,500	1,960
Ross Stores, Inc.	110,000	4,467
The Limited, Inc.	325,000	6,227
TJX Companies, Inc.	150,000	6,537
Wet Seal, Inc. Class A (a)	40,000	1,425
Williams-Sonoma, Inc. (a)	100,000	5,761
Zale Corp. (a)	80,000	3,178
		182,547
TOTAL CONSUMER DISCRETIONARY		520,521
CONSUMER STAPLES - 9.4%
Beverages - 4.1%
Anheuser-Busch Companies, Inc.	400,000	21,200
Pepsi Bottling Group, Inc.	400,000	11,456
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	1,085,830	$ 56,355
The Coca-Cola Co.	690,100	38,307
		127,318
Food & Drug Retailing - 0.8%
Kroger Co. (a)	200,000	4,554
SUPERVALU, Inc.	170,000	5,100
Sysco Corp.	548,100	15,900
		25,554
Food Products - 0.5%
Hershey Foods Corp.	54,000	3,672
Sara Lee Corp.	300,000	6,354
Smithfield Foods, Inc. (a)	200,000	4,220
		14,246
Household Products - 2.8%
Clorox Co.	175,000	7,744
Colgate-Palmolive Co.	142,600	7,559
Procter & Gamble Co.	805,700	72,722
		88,025
Tobacco - 1.2%
Loews Corp. - Carolina Group	18,900	620
Philip Morris Companies, Inc.	697,900	37,987
		38,607
TOTAL CONSUMER STAPLES		293,750
ENERGY - 6.0%
Oil & Gas - 6.0%
Apache Corp.	125,000	7,291
Burlington Resources, Inc.	150,000	6,665
ChevronTexaco Corp.	192,414	16,684
Exxon Mobil Corp.	2,388,600	95,940
Premcor, Inc.	4,000	96
Royal Dutch Petroleum Co. (NY Shares)	1,034,200	54,047
Unocal Corp.	150,000	5,579
		186,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 15.5%
Banks - 5.9%
Astoria Financial Corp.	140,000	$ 4,493
Bank of America Corp.	598,200	43,358
Bank One Corp.	666,000	27,219
Downey Financial Corp.	50,000	2,656
First Tennessee National Corp.	94,400	3,650
Golden West Financial Corp.	390,900	26,734
Independence Community Bank Corp.	27,400	893
New York Community Bancorp, Inc.	110,100	3,266
North Fork Bancorp, Inc.	200,800	7,755
Roslyn Bancorp, Inc.	51,000	1,174
SouthTrust Corp.	318,200	8,490
Wachovia Corp.	557,853	21,221
Washington Federal, Inc.	47,410	1,238
Washington Mutual, Inc.	840,900	31,727
		183,874
Diversified Financials - 6.2%
Bear Stearns Companies, Inc.	75,000	4,646
Citigroup, Inc.	1,127,400	48,816
Doral Financial Corp.	60,800	2,124
Fannie Mae	765,800	60,445
Freddie Mac	667,900	43,647
Investment Technology Group, Inc. (a)	90,000	4,140
Moody's Corp.	25,900	1,129
Morgan Stanley Dean Witter & Co.	630,300	30,078
Principal Financial Group, Inc.	25,000	695
		195,720
Insurance - 3.4%
American International Group, Inc.	593,400	41,016
Everest Re Group Ltd.	127,800	8,678
Fidelity National Financial, Inc.	300,300	9,264
Lincoln National Corp.	70,000	3,353
MBIA, Inc.	191,850	10,346
Old Republic International Corp.	146,400	4,865
Progressive Corp.	225,000	12,938
Prudential Financial, Inc.	23,000	738
Radian Group, Inc.	290,500	15,077
		106,275
TOTAL FINANCIALS		485,869
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 14.6%
Biotechnology - 0.5%
Amgen, Inc. (a)	120,000	$ 6,346
Cephalon, Inc. (a)	100,000	5,864
Immunex Corp. (a)	125,000	3,393
		15,603
Health Care Equipment & Supplies - 0.2%
Apogent Technologies, Inc. (a)	75,000	1,740
Baxter International, Inc.	60,800	3,460
Viasys Healthcare, Inc. (a)	62,662	1,265
		6,465
Health Care Providers & Services - 6.7%
Accredo Health, Inc. (a)	60,000	3,884
AdvancePCS Class A (a)	119,200	4,030
AmerisourceBergen Corp.	47,500	3,681
Caremark Rx, Inc. (a)	554,100	11,913
CIGNA Corp.	90,000	9,810
Coventry Health Care, Inc. (a)	22,900	721
DaVita, Inc. (a)	176,900	4,585
HCA, Inc.	100,000	4,779
Health Net, Inc. (a)	213,100	6,318
Laboratory Corp. of America Holdings (a)	111,000	11,011
Manor Care, Inc. (a)	220,000	5,641
Medical Staffing Network Holdings, Inc.	1,700	41
Oxford Health Plans, Inc. (a)	358,100	16,530
Patterson Dental Co. (a)	40,100	1,849
Pharmaceutical Product Development, Inc. (a)	198,800	5,006
Quest Diagnostics, Inc. (a)	60,000	5,516
Service Corp. International (SCI) (a)	253,600	992
Tenet Healthcare Corp. (a)	603,400	44,271
UnitedHealth Group, Inc.	567,400	49,823
Wellpoint Health Networks, Inc. (a)	227,800	17,103
		207,504
Pharmaceuticals - 7.2%
Abbott Laboratories	286,300	15,446
Eli Lilly & Co.	199,100	13,151
Forest Laboratories, Inc. (a)	75,000	5,786
Johnson & Johnson	823,400	52,582
Merck & Co., Inc.	674,600	36,658
Mylan Laboratories, Inc.	150,000	3,972
Pfizer, Inc.	1,661,700	60,403
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmacia Corp.	300,000	$ 12,369
Wyeth	453,400	25,844
		226,211
TOTAL HEALTH CARE		455,783
INDUSTRIALS - 11.6%
Aerospace & Defense - 4.8%
General Dynamics Corp.	361,500	35,098
Integrated Defense Technologies, Inc.	1,600	48
L-3 Communications Holdings, Inc. (a)	194,500	24,853
Lockheed Martin Corp.	444,900	27,984
Precision Castparts Corp.	143,600	5,079
Raytheon Co.	75,000	3,173
Rockwell Collins, Inc.	89,700	2,137
United Defense Industries, Inc.	10,000	272
United Technologies Corp.	715,000	50,172
		148,816
Air Freight & Logistics - 0.2%
FedEx Corp. (a)	100,000	5,167
Airlines - 0.0%
ExpressJet Holdings, Inc. Class A	10,000	144
JetBlue Airways Corp.	1,400	70
		214
Commercial Services & Supplies - 2.4%
Apollo Group, Inc. Class A (a)	287,094	11,007
Automatic Data Processing, Inc.	60,000	3,050
Cendant Corp. (a)	893,200	16,069
Deluxe Corp.	100,000	4,388
Education Management Corp. (a)	37,600	1,621
First Data Corp.	205,000	16,295
Fiserv, Inc. (a)	150,000	6,669
H&R Block, Inc.	431,800	17,324
		76,423
Industrial Conglomerates - 4.0%
3M Co.	273,300	34,381
General Electric Co.	2,920,000	92,126
		126,507
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.2%
AGCO Corp. (a)	80,000	$ 1,818
PACCAR, Inc.	50,000	3,574
		5,392
TOTAL INDUSTRIALS		362,519
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	3,171,600	46,464
UTStarcom, Inc. (a)	145,200	3,557
		50,021
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	180,000	4,369
Dell Computer Corp. (a)	1,206,400	31,777
Hewlett-Packard Co.	850,000	14,535
International Business Machines Corp.	190,700	15,973
NCR Corp. (a)	235,600	9,155
Network Appliance, Inc. (a)	300,000	5,235
Storage Technology Corp. (a)	200,000	4,116
Western Digital Corp. (a)	250,000	1,548
		86,708
Electronic Equipment & Instruments - 0.1%
Tech Data Corp. (a)	100,000	4,734
Internet Software & Services - 0.2%
Hotels.com Class A (a)	45,000	2,831
Overture Services, Inc. (a)	153,600	5,252
		8,083
IT Consulting & Services - 1.1%
Accenture Ltd. Class A	76,000	1,629
Affiliated Computer Services, Inc. Class A (a)	199,200	10,771
CACI International, Inc. Class A (a)	80,000	2,414
Electronic Data Systems Corp.	120,000	6,511
SunGard Data Systems, Inc. (a)	400,000	11,904
		33,229
Office Electronics - 0.1%
Xerox Corp.	250,000	2,213
Semiconductor Equipment & Products - 5.1%
Applied Materials, Inc. (a)	150,000	3,648
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Cymer, Inc. (a)	90,000	$ 4,254
ESS Technology, Inc. (a)	250,000	3,993
Intel Corp.	2,749,700	78,669
KLA-Tencor Corp. (a)	525,000	30,959
Microchip Technology, Inc. (a)	100,000	4,450
Micron Technology, Inc. (a)	100,000	2,370
Mykrolis Corp.	41,623	614
National Semiconductor Corp. (a)	50,000	1,576
Novellus Systems, Inc. (a)	120,000	5,688
Semtech Corp. (a)	190,000	6,076
Texas Instruments, Inc.	400,000	12,372
Xilinx, Inc. (a)	125,000	4,720
		159,389
Software - 4.7%
Activision, Inc. (a)	105,000	3,305
Adobe Systems, Inc.	250,000	9,990
Computer Associates International, Inc.	200,000	3,720
Compuware Corp. (a)	250,000	1,960
Electronic Arts, Inc. (a)	175,000	10,334
Intuit, Inc. (a)	175,000	6,857
Mentor Graphics Corp. (a)	210,000	4,053
Microsoft Corp. (a)	1,645,400	85,989
Network Associates, Inc. (a)	250,000	4,438
Oracle Corp. (a)	1,243,600	12,486
THQ, Inc. (a)	112,500	3,944
		147,076
TOTAL INFORMATION TECHNOLOGY		491,453
MATERIALS - 2.5%
Chemicals - 1.5%
Airgas, Inc. (a)	125,000	2,061
E.I. du Pont de Nemours & Co.	780,000	34,710
Praxair, Inc.	100,000	5,710
RPM, Inc.	200,000	3,390
		45,871
Containers & Packaging - 0.5%
Ball Corp.	130,274	6,195
Bemis Co., Inc.	25,000	1,331
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	100,000	$ 1,602
Pactiv Corp. (a)	75,000	1,550
Sealed Air Corp. (a)	100,000	4,467
		15,145
Metals & Mining - 0.5%
Newmont Mining Corp.	400,000	11,404
Nucor Corp.	100,000	5,845
		17,249
TOTAL MATERIALS		78,265
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
ALLTEL Corp.	100,000	4,950
AT&T Corp.	1,953,300	25,627
BellSouth Corp.	469,854	14,260
CenturyTel, Inc.	75,000	2,078
SBC Communications, Inc.	641,700	19,931
Verizon Communications, Inc.	788,400	31,623
		98,469
UTILITIES - 1.3%
Electric Utilities - 0.9%
Edison International (a)	200,000	3,630
Entergy Corp.	334,200	15,507
TXU Corp.	180,000	9,796
		28,933
Gas Utilities - 0.4%
Kinder Morgan, Inc.	269,300	13,037
TOTAL UTILITIES		41,970
TOTAL COMMON STOCKS (Cost $2,876,396)		3,014,901
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.73% to 1.77% 5/30/02 to 7/5/02 (Cost $5,090)	$ 5,100	$ 5,090
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 1.85% (b) (Cost $124,970)	124,969,981	124,970
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,006,456)		3,144,961
NET OTHER ASSETS - (0.6)%		(19,192)
NET ASSETS - 100%		$ 3,125,769
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $965,313,000 and $811,271,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52,000 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $3,007,512,000. Net unrealized appreciation aggregated $137,449,000, of which $416,441,000 related to appreciated investment securities and $278,992,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $291,874,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,545) (cost $3,006,456) - See accompanying schedule		$ 3,144,961
Receivable for investments sold		21,564
Receivable for fund shares sold		4,439
Dividends receivable		1,908
Interest receivable		274
Other receivables		10
Total assets		3,173,156
Liabilities
Payable for investments purchased	$ 18,947
Payable for fund shares redeemed	2,371
Accrued management fee	2,055
Other payables and accrued expenses	706
Collateral on securities loaned, at value	23,308
Total liabilities		47,387
Net Assets		$ 3,125,769
Net Assets consist of:
Paid in capital		$ 3,411,648
Distributions in excess of net investment income		(57)
Accumulated undistributed net realized gain (loss) on investments		(424,329)
Net unrealized appreciation (depreciation) on investments		138,507
Net Assets, for 144,270 shares outstanding		$ 3,125,769
Net Asset Value, offering price and redemption price per share ($3,125,769 ÷ 144,270 shares)		$ 21.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 15,674
Interest		1,061
Security lending		34
Total income		16,769
Expenses
Management fee Basic fee	$ 8,795
Performance adjustment	1,966
Transfer agent fees	3,225
Accounting and security lending fees	292
Non-interested trustees' compensation	9
Custodian fees and expenses	28
Registration fees	29
Audit	69
Legal	15
Miscellaneous	19
Total expenses before reductions	14,447
Expense reductions	(69)	14,378
Net investment income (loss)		2,391
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(131,720)
Futures contracts	1,695
Total net realized gain (loss)		(130,025)
Change in net unrealized appreciation (depreciation) on: Investment securities	282,500
Futures contracts	(1,478)
Total change in net unrealized appreciation (depreciation)		281,022
Net gain (loss)		150,997
Net increase (decrease) in net assets resulting from operations		$ 153,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,391	$ 13,426
Net realized gain (loss)	(130,025)	(293,446)
Change in net unrealized appreciation (depreciation)	281,022	(615,572)
Net increase (decrease) in net assets resulting from operations	153,388	(895,592)
Distributions to shareholders from net investment income	(6,802)	(18,479)
Distributions to shareholders from net realized gain	-	(412,278)
Total distributions	(6,802)	(430,757)
Share transactions Net proceeds from sales of shares	400,816	648,608
Reinvestment of distributions	6,549	414,610
Cost of shares redeemed	(219,926)	(526,306)
Net increase (decrease) in net assets resulting from share transactions	187,439	536,912
Total increase (decrease) in net assets	334,025	(789,437)
Net Assets
Beginning of period	2,791,744	3,581,181
End of period (including distributions in excess of net investment income of $57 and undistributed net investment income of $7,719, respectively)	$ 3,125,769	$ 2,791,744
Other Information Shares
Sold	18,195	27,228
Issued in reinvestment of distributions	297	15,616
Redeemed	(10,016)	(22,037)
Net increase (decrease)	8,476	20,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 31.14	$ 32.81	$ 27.61	$ 27.72	$ 22.87
Income from Invest- ment Operations
Net investment income (loss) D	.02	.10	.16	.25	.31	.32
Net realized and unrealized gain (loss)	1.14	(6.95)	3.34	6.99	3.13	6.25
Total from investment operations	1.16	(6.85)	3.50	7.24	3.44	6.57
Distributions from net investment income	(.05)	(.16)	(.24)	(.22)	(.25)	(.23)
Distributions from net realized gain	-	(3.57)	(4.93)	(1.82)	(3.30)	(1.49)
Total distributions	(.05)	(3.73)	(5.17)	(2.04)	(3.55)	(1.72)
Net asset value, end of period	$ 21.67	$ 20.56	$ 31.14	$ 32.81	$ 27.61	$ 27.72
Total Return B, C	5.64%	(24.70)%	11.65%	27.69%	13.17%	30.66%
Ratios to Average Net Assets E
Expenses before expense reductions	.95% A	.85%	.81%	.65%	.67%	.69%
Expenses net of voluntary waivers, if any	.95% A	.85%	.81%	.65%	.67%	.69%
Expenses net of all reductions	.95% A	.84%	.79%	.62%	.64%	.64%
Net investment income (loss)	.16% A	.42%	.50%	.80%	1.10%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 3,126	$ 2,792	$ 3,581	$ 3,322	$ 2,801	$ 2,358
Portfolio turnover rate	56% A	101%	118%	113%	125%	127%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,173,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $62,000 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $7,000.

8. Other Information.

At the end of the period, the Freedom 2020 Fund, managed by Strategic Advisers, Inc., an affiliate of FMR, was the record owner of approximately 10% of the total outstanding shares of the fund. In addition, the Fidelity Freedom funds, in the aggregate, were record owners of approximately 28% of the outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust
North Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

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Fidelity®

Stock Selector

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Stock Selector	0.92%	-13.28%	31.91%	180.22%
S&P 500 ®	2.31%	-12.63%	43.91%	216.93%
Growth Funds Average	2.72%	-14.95%	39.97%	183.31%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector	-13.28%	5.70%	10.85%
S&P 500	-12.63%	7.55%	12.23%
Growth Funds Average	-14.95%	6.47%	10.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Stock Selector on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $28,022 - a 180.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,693 - a 216.93% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six months, one year, five year, and 10 year cumulative total returns for the multi-cap core funds average were 5.37%, -10.38%, 50.59%, and 209.00%, respectively; and the one year, five year, and 10 year average annual total returns were -10.38%, 8.07%, and 11.52%, respectively. The six months, one year, five year, and 10 year cumulative total returns for the multi-cap supergroup average were 5.34%, -11.30%, 53.06%, and 213.72%, respectively; and the one year, five year, and 10 year average annual total returns were -11.30%, 8.45%, and 11.76%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted growth-oriented Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented, blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with James Catudal, Portfolio Manager of Fidelity Stock Selector Fund

Q. How did the fund perform, Jim?

A. For the six-month period ending April 30, 2002, the fund returned 0.92%. The Standard & Poor's 500 Index returned 2.31% for the same period, while the growth funds average tracked by Lipper Inc. returned 2.72%. For the 12 months ending April 30, 2002, the fund returned -13.28%, while the S&P 500 index returned -12.63% and the growth funds average declined 14.95%.

Q. What were the principal factors affecting performance?

A. At the time of the September 11 terrorist attacks, the fund was positioned defensively, consistent with an uncertain economic outlook. After I took over the fund in October, I started to anticipate that the economy would recover relatively quickly and that interest rates would start rising again. As a consequence, I began emphasizing more growth and cyclical stocks, which tend to do well as the economy expands, as well as stocks that are not hurt by rising interest rates. As I did so, I focused on large-cap stocks. However, as we entered the first quarter of 2002, it became clearer that the recovery would be slower than I anticipated and the Federal Reserve Board probably would delay raising short-term rates. In this environment, growth and cyclical stocks tended to do poorly, particularly during April as disappointing first-quarter corporate earnings reports were announced. In hindsight, I moved into growth and cyclical stocks too soon, and I did not invest enough in mid-cap and small-cap stocks. As a result, the fund's performance somewhat lagged the overall market and the Lipper growth average.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies?

A. I looked for the stocks of companies that could benefit from an improving economy, and I tended to avoid more defensive-oriented utilities and consumer products companies. I also downplayed consumer cyclicals, such as homebuilders, and other interest rate sensitive industries that tend to flourish when rates are declining. I pursued other themes as well. I looked for opportunities among property-and-casualty insurers, which were gaining greater control over the premiums they could charge. In addition, I invested in investment banking companies that tend to benefit from a recovery of the stock market. I also increased the emphasis on HMO and hospital management companies, which stood to benefit from improved revenues.

Q. What investments made significant positive contributions to performance?

A. Chip manufacturers such as Intel performed well when semiconductor inventories were replenished. Semiconductor capital equipment companies, such as Applied Materials, also did well as equipment was ordered for the new technologies to manufacture the next generation of semiconductors. Bank of America benefited from the stabilization of loan credit quality and from the high spread between short-term rates and long-term rates. In health care, Johnson & Johnson was a standout because of strong earnings and the anticipation of new drug-coated stents.

Q. What were the greatest disappointments?

A. Tyco International's stock price plummeted amid projections of earnings shortfalls, controversy over proposed divestiture plans and concerns about the effectiveness of the company's previous acquisition strategy. Bristol-Myers Squibb and AOL Time Warner performed poorly because of earnings disappointments, while Microsoft declined in the downdraft affecting technology stocks.

Q. What's your outlook?

A. I think the economic recovery is coming, just not as soon as I originally anticipated. I expect to continue to emphasize growth and cyclical stocks, and companies that do well even as interest rates rise. I also think the dollar may weaken against other currencies, so I will look for opportunities among corporations that can benefit. Many multinational companies, including consumer products and pharmaceutical firms, have been hurt by the strong dollar in recent years and should be helped by a change in currency trends. Energy is always an issue. The supply-demand situation suggests that energy prices are too high, but the crisis in the Middle East has added an uncertainty premium to the price of oil. Overall, I'm optimistic about the outlook for a healthy economic rebound.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital growth by investing mainly in a diversified portfolio of common stocks

Fund number: 320

Trading symbol: FDSSX

Start date: September 28, 1990

Size: as of April 30, 2002, more than $936 million

Manager: James Catudal, since 2001; Fidelity Select Financial Services Portfolio, 2000-2001; Fidelity Select Energy Service Portfolio, 1998-2000; Fidelity Select Industrial Materials Portfolio, 1997-1998; joined Fidelity in 1997

3

Jim Catudal on how rising interest rates affect financial services companies:

"Typically, interest rates move with the economy. When the economy is growing, rates tend to rise. When a slump occurs, rates usually go down. Some types of financial services stocks historically have performed better when interest rates decline. These include interest rate sensitive banks, whose profit margins on loans expand as the difference between short- and long-term rates widens. Government-sponsored enterprises such as Fannie Mae also can benefit as they experience increased mortgage origination with the decline in rates. Life insurers are another beneficiary as lower rates mean higher values in their fixed-income portfolios.

"Other types of financial services companies usually perform better when rates are rising because higher rates typically accompany an improvement in the economy. Brokerages and investment bankers tend to prosper when capital markets activity increases and stock prices rise. Consumer lending companies and corporate bankers often show improved earnings as their credit costs decline and loan defaults decrease in a healthier economy, offsetting the rise in interest rates.

"Consequently, a change in the direction of rates could have a major repercussion across this sector."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.3	4.0
American International Group, Inc.	3.9	2.4
Pfizer, Inc.	2.6	3.3
Intel Corp.	2.4	2.1
General Electric Co.	2.4	2.6
Johnson & Johnson	2.3	2.6
Philip Morris Companies, Inc.	2.3	1.1
Exxon Mobil Corp.	2.3	3.1
Bank of America Corp.	2.1	1.3
Citigroup, Inc.	1.9	1.7
	26.5
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	14.2
Information Technology	18.1	18.8
Health Care	14.3	14.9
Industrials	11.7	11.8
Consumer Discretionary	9.5	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 96.3%		Stocks 90.4%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 9.6%
* Foreign investments	2.7%	** Foreign investments	1.9%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	35,000	$ 1,155
Delphi Corp.	160,000	2,488
		3,643
Automobiles - 0.5%
General Motors Corp.	65,000	4,170
Hotels, Restaurants & Leisure - 1.6%
Garden Fresh Restaurant Corp. (a)	19,200	250
Hilton Hotels Corp.	50,000	818
Marriott International, Inc. Class A	45,000	1,977
McDonald's Corp.	50,000	1,420
Outback Steakhouse, Inc. (a)	30,000	1,052
Starwood Hotels & Resorts Worldwide, Inc. unit	40,000	1,512
Station Casinos, Inc. (a)	60,000	1,110
Tricon Global Restaurants, Inc. (a)	20,000	1,261
Wendy's International, Inc.	155,000	5,797
		15,197
Household Durables - 0.2%
Newell Rubbermaid, Inc.	25,000	785
Pulte Homes, Inc.	2,000	106
Snap-On, Inc.	20,000	634
Yankee Candle Co., Inc. (a)	30,000	658
		2,183
Media - 3.0%
AOL Time Warner, Inc. (a)	260,000	4,945
Clear Channel Communications, Inc. (a)	35,000	1,643
E.W. Scripps Co. Class A	20,000	1,594
Gannett Co., Inc.	35,000	2,566
Gemstar-TV Guide International, Inc. (a)	110,000	986
Interpublic Group of Companies, Inc.	15,000	463
McGraw-Hill Companies, Inc.	35,000	2,240
Viacom, Inc. Class B (non-vtg.) (a)	240,000	11,304
Walt Disney Co.	55,000	1,275
XM Satellite Radio Holdings, Inc. Class A (a)	50,000	576
		27,592
Multiline Retail - 1.5%
99 Cents Only Stores (a)	25,000	777
Kohls Corp. (a)	35,000	2,580
Neiman Marcus Group, Inc. Class A (a)	40,000	1,464
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Saks, Inc. (a)	27,200	$ 404
Wal-Mart Stores, Inc.	165,000	9,217
		14,442
Specialty Retail - 2.2%
AutoZone, Inc. (a)	25,000	1,900
Blockbuster, Inc. Class A	50,000	1,430
Home Depot, Inc.	45,000	2,087
Lowe's Companies, Inc.	290,000	12,264
The Limited, Inc.	100,000	1,916
The Men's Wearhouse, Inc. (a)	50,000	1,231
		20,828
Textiles, Apparel & Lux. Goods - 0.1%
Liz Claiborne, Inc.	30,000	939
TOTAL CONSUMER DISCRETIONARY		88,994
CONSUMER STAPLES - 9.3%
Beverages - 3.8%
Anheuser-Busch Companies, Inc.	60,000	3,180
Pepsi Bottling Group, Inc.	150,000	4,296
PepsiCo, Inc.	280,000	14,532
The Coca-Cola Co.	250,800	13,922
		35,930
Food & Drug Retailing - 0.5%
Safeway, Inc. (a)	44,600	1,871
Whole Foods Market, Inc. (a)	53,400	2,497
		4,368
Food Products - 0.5%
ConAgra Foods, Inc.	50,000	1,225
Hershey Foods Corp.	15,000	1,020
Kellogg Co.	80,000	2,874
		5,119
Household Products - 1.9%
Colgate-Palmolive Co.	65,000	3,446
Procter & Gamble Co.	155,000	13,990
		17,436
Personal Products - 0.3%
Avon Products, Inc.	50,000	2,793
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 2.3%
Philip Morris Companies, Inc.	390,000	$ 21,228
TOTAL CONSUMER STAPLES		86,874
ENERGY - 3.9%
Energy Equipment & Services - 1.4%
BJ Services Co. (a)	91,000	3,343
ENSCO International, Inc.	85,000	2,870
Halliburton Co.	35,000	595
Nabors Industries, Inc. (a)	65,000	2,961
Weatherford International, Inc. (a)	65,000	3,242
		13,011
Oil & Gas - 2.5%
ChevronTexaco Corp.	15,000	1,301
Exxon Mobil Corp.	525,000	21,089
Valero Energy Corp.	27,300	1,178
		23,568
TOTAL ENERGY		36,579
FINANCIALS - 21.9%
Banks - 5.5%
Bank of America Corp.	270,000	19,570
Fifth Third Bancorp	90,000	6,173
Mellon Financial Corp.	110,000	4,154
Wachovia Corp.	230,942	8,785
Washington Mutual, Inc.	80,000	3,018
Wells Fargo & Co.	195,000	9,974
		51,674
Diversified Financials - 9.5%
American Express Co.	190,000	7,792
Capital One Financial Corp.	75,000	4,492
Charles Schwab Corp.	560,000	6,378
Citigroup, Inc.	417,366	18,072
Fannie Mae	115,000	9,077
Farmer Mac Class C (non-vtg.) (a)	50,000	1,886
Freddie Mac	150,000	9,803
Household International, Inc.	25,000	1,457
MBNA Corp.	300,000	10,635
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc.	315,000	$ 13,211
USA Education, Inc.	65,000	6,230
		89,033
Insurance - 6.9%
ACE Ltd.	25,000	1,088
AFLAC, Inc.	70,000	2,093
Allstate Corp.	110,000	4,371
American International Group, Inc.	525,400	36,316
Hartford Financial Services Group, Inc.	60,000	4,158
Marsh & McLennan Companies, Inc.	7,000	708
MetLife, Inc.	185,000	6,316
Prudential Financial, Inc.	168,000	5,393
Sun Life Financial Services of Canada, Inc.	95,000	2,084
The Chubb Corp.	10,000	767
Travelers Property Casualty Corp. Class A	5,000	93
XL Capital Ltd. Class A	10,000	944
		64,331
TOTAL FINANCIALS		205,038
HEALTH CARE - 14.3%
Biotechnology - 0.4%
Amgen, Inc. (a)	50,000	2,644
Gilead Sciences, Inc. (a)	30,000	934
		3,578
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	170,000	655
Baxter International, Inc.	55,000	3,130
Biomet, Inc.	90,000	2,541
Boston Scientific Corp. (a)	130,000	3,240
C.R. Bard, Inc.	35,000	1,923
Guidant Corp. (a)	3,400	128
Kensey Nash Corp. (a)	75,000	1,444
Medtronic, Inc.	120,000	5,363
Zimmer Holdings, Inc. (a)	7,100	246
		18,670
Health Care Providers & Services - 3.7%
Anthem, Inc.	40,000	2,728
Cardinal Health, Inc.	70,000	4,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.	50,000	$ 2,390
HealthSouth Corp. (a)	160,000	2,416
McKesson Corp.	90,000	3,635
Tenet Healthcare Corp. (a)	105,000	7,704
UnitedHealth Group, Inc.	75,000	6,586
Wellpoint Health Networks, Inc. (a)	55,000	4,129
		34,436
Pharmaceuticals - 8.2%
Barr Laboratories, Inc. (a)	55,000	3,666
Bristol-Myers Squibb Co.	95,000	2,736
Forest Laboratories, Inc. (a)	60,000	4,628
Johnson & Johnson	345,000	22,032
Merck & Co., Inc.	220,000	11,955
Mylan Laboratories, Inc.	65,000	1,721
Pfizer, Inc.	670,640	24,378
Pharmaceutical Resources, Inc. (a)	30,000	750
Schering-Plough Corp.	78,900	2,154
SICOR, Inc. (a)	50,000	886
Wyeth	45,000	2,565
		77,471
TOTAL HEALTH CARE		134,155
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.0%
Aviall, Inc. (a)	160,000	1,416
BE Aerospace, Inc. (a)	60,000	780
Boeing Co.	135,000	6,021
General Dynamics Corp.	7,400	718
Lockheed Martin Corp.	185,000	11,637
United Defense Industries, Inc.	900	24
United Technologies Corp.	105,000	7,368
		27,964
Air Freight & Logistics - 0.2%
Ryder System, Inc.	75,000	2,127
Airlines - 0.3%
Delta Air Lines, Inc.	15,000	416
Southwest Airlines Co.	160,000	2,914
		3,330
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.5%
Masco Corp.	179,400	$ 5,041
Commercial Services & Supplies - 2.5%
Automatic Data Processing, Inc.	25,000	1,271
Cendant Corp. (a)	390,000	7,016
eFunds Corp. (a)	60,000	954
First Data Corp.	75,000	5,962
Herman Miller, Inc.	60,000	1,466
InterCept, Inc. (a)	20,000	608
Manpower, Inc.	25,000	1,006
NDCHealth Corp.	15,000	483
Paychex, Inc.	75,000	2,800
Viad Corp.	60,000	1,829
		23,395
Electrical Equipment - 0.3%
Baldor Electric Co.	25,000	593
Emerson Electric Co.	35,000	1,869
		2,462
Industrial Conglomerates - 3.7%
3M Co.	45,000	5,661
General Electric Co.	702,500	22,164
Tyco International Ltd.	360,000	6,642
		34,467
Machinery - 1.2%
Caterpillar, Inc.	45,000	2,458
Illinois Tool Works, Inc.	15,000	1,082
Ingersoll-Rand Co. Ltd. Class A	95,000	4,745
Navistar International Corp.	65,000	2,594
		10,879
Road & Rail - 0.0%
Kansas City Southern Industries, Inc. (a)	20,700	331
TOTAL INDUSTRIALS		109,996
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.9%
Brocade Communications System, Inc. (a)	60,000	1,535
CIENA Corp. (a)	80,000	599
Cisco Systems, Inc. (a)	470,000	6,886
Comverse Technology, Inc. (a)	50,000	602
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.	580,000	$ 2,668
Motorola, Inc.	240,000	3,696
Polycom, Inc. (a)	70,000	1,443
		17,429
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	265,000	6,432
Dell Computer Corp. (a)	355,000	9,351
Gateway, Inc. (a)	110,000	603
Hewlett-Packard Co.	90,000	1,539
Storage Technology Corp. (a)	115,000	2,367
Sun Microsystems, Inc. (a)	370,000	3,027
		23,319
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	30,000	902
Flextronics International Ltd. (a)	215,000	2,978
Kopin Corp. (a)	100,000	794
PerkinElmer, Inc.	55,000	704
Tech Data Corp. (a)	25,000	1,184
Tektronix, Inc. (a)	30,000	660
Thermo Electron Corp.	15,000	284
		7,506
Internet Software & Services - 0.3%
Overture Services, Inc. (a)	40,000	1,368
Yahoo!, Inc. (a)	110,000	1,624
		2,992
IT Consulting & Services - 0.2%
Electronic Data Systems Corp.	41,000	2,225
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	10,000	567
Semiconductor Equipment & Products - 7.3%
Altera Corp. (a)	55,000	1,131
Analog Devices, Inc. (a)	30,000	1,109
Applied Materials, Inc. (a)	460,000	11,187
Elantec Semiconductor, Inc. (a)	55,000	2,274
Fairchild Semiconductor International, Inc. Class A (a)	70,000	1,886
Integrated Circuit Systems, Inc. (a)	15,000	299
Intel Corp.	785,400	22,470
Intersil Corp. Class A (a)	30,000	806
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
KLA-Tencor Corp. (a)	75,000	$ 4,423
LAM Research Corp. (a)	30,000	770
Linear Technology Corp.	50,000	1,943
LSI Logic Corp. (a)	135,000	1,735
Maxim Integrated Products, Inc. (a)	40,000	1,992
National Semiconductor Corp. (a)	70,000	2,206
NVIDIA Corp. (a)	15,000	522
Oak Technology, Inc. (a)	60,000	854
Semtech Corp. (a)	55,000	1,759
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	395,600	7,002
Texas Instruments, Inc.	128,900	3,987
		68,355
Software - 5.0%
Adobe Systems, Inc.	60,000	2,398
Compuware Corp. (a)	119,900	940
Infinium Software, Inc. (a)	30,000	209
Microsoft Corp. (a)	774,700	40,464
Network Associates, Inc. (a)	34,800	618
Oracle Corp. (a)	45,000	452
PeopleSoft, Inc. (a)	25,000	579
VERITAS Software Corp. (a)	56,300	1,596
		47,256
TOTAL INFORMATION TECHNOLOGY		169,649
MATERIALS - 3.4%
Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	70,000	3,115
Millennium Chemicals, Inc.	145,000	1,979
PolyOne Corp.	175,000	2,125
		7,219
Construction Materials - 0.2%
Lafarge North America, Inc.	25,000	1,095
Martin Marietta Materials, Inc.	21,900	853
		1,948
Containers & Packaging - 0.4%
Pactiv Corp. (a)	180,000	3,721
Metals & Mining - 1.7%
Alcan, Inc.	75,000	2,768
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Alcoa, Inc.	120,000	$ 4,084
Barrick Gold Corp.	20,000	404
Falconbridge Ltd.	595,000	7,454
Meridian Gold, Inc. (a)	50,000	755
Placer Dome, Inc.	70,000	832
United States Steel Corp.	10,000	180
		16,477
Paper & Forest Products - 0.3%
International Paper Co.	65,000	2,693
TOTAL MATERIALS		32,058
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.2%
AT&T Corp.	705,000	9,250
BellSouth Corp.	250,000	7,588
Qwest Communications International, Inc.	554,700	2,790
Verizon Communications, Inc.	260,000	10,429
		30,057
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc. (a)	310,000	2,775
Nextel Communications, Inc. Class A (a)	375,000	2,066
Sprint Corp. - PCS Group Series 1 (a)	100,000	1,121
		5,962
TOTAL TELECOMMUNICATION SERVICES		36,019
UTILITIES - 0.3%
Electric Utilities - 0.3%
Cinergy Corp.	65,000	2,309
TOTAL COMMON STOCKS (Cost $868,301)		901,671
Convertible Preferred Stocks - 0.3%

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
ALLTEL Corp. $3.875 (Cost $2,500)	50,000	2,500
Money Market Funds - 6.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.85% (b)	44,461,069	$ 44,461
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	17,664,300	17,664
TOTAL MONEY MARKET FUNDS (Cost $62,125)		62,125
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $932,926)		966,296
NET OTHER ASSETS - (3.2)%		(29,590)
NET ASSETS - 100%		$ 936,706
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,630,951,000 and $1,658,680,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $180,000 for the period.

Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $974,078,000. Net unrealized depreciation aggregated $7,782,000, of which $77,242,000 related to appreciated investment securities and $85,024,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $142,500,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,692) (cost $932,926) - See accompanying schedule		$ 966,296
Receivable for investments sold		40,987
Receivable for fund shares sold		215
Dividends receivable		541
Interest receivable		92
Other receivables		92
Total assets		1,008,223
Liabilities
Payable to custodian bank	$ 42
Payable for investments purchased	52,225
Payable for fund shares redeemed	1,055
Accrued management fee	528
Other payables and accrued expenses	3
Collateral on securities loaned, at value	17,664
Total liabilities		71,517
Net Assets		$ 936,706
Net Assets consist of:
Paid in capital		$ 1,095,092
Distributions in excess of net investment income		(244)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(191,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,368
Net Assets, for 47,808 shares outstanding		$ 936,706
Net Asset Value, offering price and redemption price per share ($936,706 ÷ 47,808 shares)		$19.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 5,023
Interest		641
Security lending		19
Total income		5,683
Expenses
Management fee Basic fee	$ 3,010
Performance adjustment	494
Transfer agent fees	1,110
Accounting and security lending fees	135
Non-interested trustees' compensation	2
Custodian fees and expenses	32
Registration fees	21
Audit	14
Legal	6
Miscellaneous	7
Total expenses before reductions	4,831
Expense reductions	(602)	4,229
Net investment income (loss)		1,454
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(31,057)
Foreign currency transactions	4
Total net realized gain (loss)		(31,053)
Change in net unrealized appreciation (depreciation) on investment securities		44,063
Net gain (loss)		13,010
Net increase (decrease) in net assets resulting from operations		$ 14,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,454	$ 7,862
Net realized gain (loss)	(31,053)	(160,687)
Change in net unrealized appreciation (depreciation)	44,063	(246,144)
Net increase (decrease) in net assets resulting from operations	14,464	(398,969)
Distributions to shareholders from net investment income	(7,186)	(6,505)
Distributions to shareholders from net realized gain	-	(247,178)
Total distributions	(7,186)	(253,683)
Share transactions Net proceeds from sales of shares	32,016	86,828
Reinvestment of distributions	6,815	240,328
Cost of shares redeemed	(126,321)	(259,467)
Net increase (decrease) in net assets resulting from share transactions	(87,490)	67,689
Total increase (decrease) in net assets	(80,212)	(584,963)
Net Assets
Beginning of period	1,016,918	1,601,881
End of period (including distributions in excess of net investment income of $244 and undistributed net investment income of $5,591, respectively)	$ 936,706	$ 1,016,918
Other Information Shares
Sold	1,537	3,788
Issued in reinvestment of distributions	321	9,366
Redeemed	(6,081)	(11,492)
Net increase (decrease)	(4,223)	1,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 19.54	$ 31.80	$ 32.29	$ 27.09	$ 29.40	$ 24.99
Income from Invest- ment Operations
Net investment income (loss) D	.03	.14	.16	.20	.32	.33
Net realized and unrealized gain (loss)	.16	(7.33)	3.31	7.23	1.02	6.23
Total from investment operations	.19	(7.19)	3.47	7.43	1.34	6.56
Distributions from net investment income	(.14)	(.13)	(.12)	(.30)	(.33)	(.23)
Distributions from net realized gain	-	(4.94)	(3.84)	(1.93)	(3.32)	(1.92)
Total distributions	(.14)	(5.07)	(3.96)	(2.23)	(3.65)	(2.15)
Net asset value, end of period	$ 19.59	$ 19.54	$ 31.80	$ 32.29	$ 27.09	$ 29.40
Total Return B, C	0.92%	(26.41)%	11.54%	29.15%	4.40%	28.20%
Ratios to Average Net Assets E
Expenses before expense reductions	.93% A	.67%	.61%	.62%	.68%	.74%
Expenses net of voluntary waivers, if any	.93% A	.67%	.61%	.62%	.68%	.74%
Expenses net of all reductions	.81% A	.63%	.56%	.59%	.64%	.69%
Net investment income (loss)	.28% A	.62%	.52%	.67%	1.10%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 937	$ 1,017	$ 1,602	$ 1,654	$ 1,610	$ 1,827
Portfolio turnover rate	341% A	137%	164%	106%	122%	117%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..67% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $641,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $600,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,000 and $1,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
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Semiannual Report

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Fidelity®

Small Cap Independence
Fund

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Small Cap Independence	17.82%	23.85%	65.07%	140.65%
Russell 2000 ®	20.03%	6.68%	58.58%	149.37%
Small Cap Funds Average	15.96%	3.38%	69.67%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 28, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,068 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Small Cap Independence	23.85%	10.54%	10.44%
Russell 2000	6.68%	9.66%	10.88%
Small Cap Funds Average	3.38%	10.56%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Independence Fund on June 28, 1993 when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $24,065 - a 140.65% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,937 - a 149.37% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM small-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six month, one year, and five year cumulative total returns for the small-cap growth funds average were 8.23%, -7.49%, and 68.91%, respectively. The one year and five year average annual total returns were -7.49% and 10.03%, respectively. The six month, one year, and five year cumulative total returns for the small-cap supergroup average were 16.79%, 5.99%, and 79.35%, respectively. The one year and five year average annual total returns were 5.99% and 11.74%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented, blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the growth-oriented, tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with Jamie Harmon, Portfolio Manager of Fidelity Small Cap Independence Fund

Q. How did the fund perform, Jamie?

A. For the six months ending April 30, 2002, the fund returned 17.82%. By comparison, the Russell 2000 Index returned 20.03% and the Lipper Inc. small cap funds average returned 15.96%. For the 12 months ending April 30, 2002, the fund returned 23.85%, outperforming both the Russell index, which returned 6.68%, and the Lipper peer average, which returned 3.38%.

Q. Why did the fund do better than its peer group, but underperform the Russell benchmark during the past six months?

A. The fund owed much of its good performance relative to the Lipper peer average to stock selection. Compared to the Russell index, the fund had less invested in volatile growth stocks - including technology issues - focusing instead on companies with relatively stable earnings and good near-term earnings prospects. Technology stocks got beaten down during the prior six-month period, but recovered somewhat during the past six months, contributing to the fund's relative underperformance during the period. Over a longer time horizon, the fund generally has held its value better than the Russell index in down markets, and has underperformed slightly in recovering markets.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you change your strategy during the past six months?

A. I made two changes in my approach. First, I increased the fund's focus on turnaround stocks that I believed had upside potential as companies improved their operations, regardless of the economic environment. Second, I changed the fund's makeup to include more companies that could benefit from a strengthening economy. As a result, there were several new additions to the fund's top-10 holdings, and the portfolio was not positioned as defensively as it was during the summer and fall of 2001. My strategy was intended to help the fund keep up with the market should it perform well, while maintaining some exposure to defensive stocks that could provide downside protection in a weaker market.

Q. Which stocks helped performance?

A. Restoration Hardware was a good turnaround success story, after bringing in a new CEO with a successful track record as president of Williams-Sonoma. The stock also played on the relative strength of consumer spending on home improvements. Another large holding that performed well was Invision, the leading manufacturer of equipment to detect bombs in checked baggage. I bought this stock when the market opened after September 11, and its price soared due to the huge amount spent by the U.S. government to improve airport security. I sold this stock to lock in profits. Hanger Orthopedics was another successful turnaround story. This market leader in making and fitting artificial limbs made an acquisition a few years ago that turned out poorly. Recently, the company brought in a new president, refinanced its debt and got back on track. After the market took notice, the stock performed very well during the period.

Q. Which stocks hurt the fund's performance?

A. I thought that Mercury Computer, a producer of embedded computers for military radar and sonar systems, would benefit from increased demand for its products after September 11, but the government turned its focus instead to basic equipment for troops. Thus, Mercury did not do as well as expected. I sold this stock from the fund's portfolio. Smartforce, a leader in distance-learning software, was hurt by corporate cutbacks on technology-related spending. Biomarin, a biotechnology company, suffered when the Food and Drug Administration appeared unlikely to approve its new drug for a little known and previously untreatable condition called MPS-1.

Q. What's your outlook, Jamie?

A. I'm optimistic about the outlook for small-cap stocks. They've performed quite well versus large-caps in 2001 and so far in 2002, and I think they are positioned to do well going forward. Small-caps are priced cheaper than large-caps, have achieved better earnings growth and are not as well followed by Wall Street. Because the fund holds well over 200 stocks, I have to be knowledgeable about a broad spectrum of industries and the opportunities they offer. I'll continue to focus on bottom-up company research while keeping a long-term perspective, and will focus on finding good companies at reasonable prices, rather than getting caught up in predicting future economic activity. That's my goal in any market environment.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by investing mainly in equity securities of companies with small market capitalizations

Fund number: 336

Trading symbol: FDSCX

Start date: June 28, 1993

Size: as of April 30, 2002, more than $1.1 billion

Manager: Jamie Harmon, since 2001; manager, Fidelity Small Cap Retirement Fund, since 2000; Fidelity Select Biotechnology Portfolio, 1997-1998; joined Fidelity in 1995

3

Jamie Harmon on trying to find the best growth opportunities in small-cap stocks:

"The challenge and the opportunity in managing a small-cap stock fund are represented by the breadth and types of companies in the U.S. small-cap universe. Rather than dealing with a limited number of household names, a small-cap fund manager looks for companies that provide new products and services that are not yet familiar. For example, most people have heard of Wal-Mart, but fewer know of Restoration Hardware. Many people may be familiar with Aetna, but know less about Hanger Orthopedics. So, the opportunity in small-caps is in finding the hidden gems, where the market may overlook a company on its way up.

"For me, the key to finding great companies is Fidelity's internal small-cap research department, which focuses exclusively on small-cap stocks. These investment professionals present new ideas to me and also follow up on my own research, including traditional financial analysis, computer-based quantitative analysis, identifying emerging themes and plain common sense. Together, we look for companies that have strong niches, good managements and new products, combing the universe of thousands of U.S. small-cap stocks to find the winners that others may have overlooked."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	2.8	2.9
AmeriPath, Inc.	2.1	1.9
Alpharma, Inc. Class A	2.0	0.0
Caremark Rx, Inc.	1.9	2.0
Philadelphia Consolidated Holding Corp.	1.9	1.8
DaVita, Inc.	1.7	1.4
Black Box Corp.	1.7	0.7
Renal Care Group, Inc.	1.6	1.8
Restoration Hardware, Inc.	1.6	1.0
Christopher & Banks Corp.	1.5	0.2
	18.8
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.2	27.9
Information Technology	18.8	16.7
Consumer Discretionary	14.5	5.9
Industrials	13.9	23.6
Financials	7.7	8.6
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 86.5%		Stocks 95.4%
	Short-Term Investments and Net Other Assets 13.5%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	1.9%	** Foreign investments	1.3%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.2%
Aftermarket Technology Corp. (a)	50,100	$ 1,150
Keystone Automotive Industries, Inc. (a)	515,236	10,057
Superior Industries International, Inc.	55,900	2,883
		14,090
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)	184,400	6,201
Ambassadors Group, Inc. (a)	237,500	3,574
Applebee's International, Inc.	175,400	6,848
Aztar Corp. (a)	66,500	1,547
CEC Entertainment, Inc. (a)	38,800	1,793
IHOP Corp. (a)	85,300	3,101
Outback Steakhouse, Inc. (a)	252,900	8,869
		31,933
Household Durables - 0.2%
Champion Enterprises, Inc. (a)	121,500	1,008
Fleetwood Enterprises, Inc.	107,100	1,143
		2,151
Internet & Catalog Retail - 0.2%
Insight Enterprises, Inc. (a)	80,800	2,109
Leisure Equipment & Products - 0.0%
K2, Inc. (a)	49,400	405
Media - 1.9%
Cablevision Systems Corp. - Rainbow Media Group (a)	95,700	2,115
Harte-Hanks, Inc.	87,500	2,811
Interactive Data Corp. (a)	151,400	2,642
John Wiley & Sons, Inc. Class A	63,700	1,694
Journal Register Co. (a)	128,100	2,773
Macrovision Corp. (a)	90,950	2,022
Pixar (a)	175,200	7,078
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	42,100	553
		21,688
Multiline Retail - 0.2%
Saks, Inc. (a)	122,800	1,826
Specialty Retail - 6.3%
Christopher & Banks Corp. (a)	454,350	16,888
Copart, Inc. (a)	163,100	2,510
Payless ShoeSource, Inc. (a)	147,000	8,605
PC Connection, Inc. (a)	342,100	3,387
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETsMART, Inc. (a)	532,900	$ 8,004
Regis Corp.	245,400	7,377
Restoration Hardware, Inc. (a)	1,516,704	18,049
Ross Stores, Inc.	144,900	5,884
Whitehall Jewellers, Inc. (a)	57,700	1,137
		71,841
Textiles, Apparel & Lux. Goods - 1.7%
Columbia Sportswear Co. (a)	72,500	2,741
K-Swiss, Inc. Class A	253,200	11,589
Kenneth Cole Productions, Inc. Class A (a)	201,108	5,430
		19,760
TOTAL CONSUMER DISCRETIONARY		165,803
CONSUMER STAPLES - 2.1%
Food & Drug Retailing - 0.3%
Whole Foods Market, Inc. (a)	13,300	622
Wild Oats Markets, Inc. (a)	279,300	3,067
		3,689
Food Products - 0.0%
Aurora Foods, Inc. (a)	120,600	716
Personal Products - 1.8%
Herbalife International, Inc.:
Class A	290,000	5,525
Class B (non-vtg.)	311,700	5,919
Nature's Sunshine Products, Inc.	333,800	3,641
NBTY, Inc. (a)	296,050	5,086
		20,171
TOTAL CONSUMER STAPLES		24,576
ENERGY - 4.7%
Energy Equipment & Services - 4.1%
Carbo Ceramics, Inc.	243,800	9,186
Helmerich & Payne, Inc.	67,600	2,786
Horizon Offshore, Inc. (a)	119,500	1,183
National-Oilwell, Inc. (a)	88,000	2,338
Patterson-UTI Energy, Inc. (a)	75,800	2,426
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc.	64,700	$ 1,015
Superior Energy Services, Inc. (a)	266,300	2,972
Tidewater, Inc.	51,200	2,227
Universal Compression Holdings, Inc. (a)	522,221	12,821
Varco International, Inc. (a)	150,600	3,086
W-H Energy Services, Inc. (a)	256,800	6,613
		46,653
Oil & Gas - 0.6%
3Tec Energy Corp. (a)	61,600	1,101
Prima Energy Corp. (a)	88,400	2,201
Spinnaker Exploration Co. (a)	91,200	3,908
		7,210
TOTAL ENERGY		53,863
FINANCIALS - 7.7%
Banks - 0.3%
Commerce Bancorp, Inc., New Jersey	62,498	3,087
Diversified Financials - 0.9%
Gabelli Asset Management, Inc. Class A (a)	69,700	2,718
Instinet Group, Inc.	311,800	2,177
Waddell & Reed Financial, Inc. Class A	198,200	5,104
		9,999
Insurance - 3.7%
Berkshire Hathaway, Inc. Class A (a)	141	10,356
Clark/Bardes, Inc. (a)	55,500	1,310
IPC Holdings Ltd.	134,112	4,573
Philadelphia Consolidated Holding Corp. (a)	498,772	21,298
Protective Life Corp.	35,000	1,115
RenaissanceRe Holdings Ltd.	31,000	3,633
		42,285
Real Estate - 2.8%
Corrections Corp. of America (a)	1,901,292	32,798
TOTAL FINANCIALS		88,169
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 23.2%
Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc. (a)	119,600	$ 721
Embrex, Inc. (a)	255,818	5,718
		6,439
Health Care Equipment & Supplies - 1.9%
Arrow International, Inc.	61,200	2,904
DENTSPLY International, Inc.	145,075	5,755
Osteotech, Inc. (a)	314,522	2,516
Respironics, Inc. (a)	250,100	8,201
Young Innovations, Inc. (a)	79,725	1,942
		21,318
Health Care Providers & Services - 18.5%
AmeriPath, Inc. (a)	868,660	23,454
AmSurg Corp. (a)	242,560	7,034
Anthem, Inc.	187,200	12,767
Caremark Rx, Inc. (a)	1,002,900	21,562
Carriage Services, Inc. Class A (a)	210,000	937
Corvel Corp. (a)	318,393	10,548
D & K Healthcare Resources, Inc.	33,100	1,145
DaVita, Inc. (a)	760,400	19,710
First Health Group Corp. (a)	494,300	14,335
Hanger Orthopedic Group, Inc. (a)	983,700	14,018
Henry Schein, Inc. (a)	149,100	7,096
Manor Care, Inc. (a)	367,200	9,415
National Healthcare Corp. (a)	108,200	1,921
Pediatric Services of America, Inc. (a)	274,600	2,856
PSS World Medical, Inc. (a)	1,203,100	11,911
Renal Care Group, Inc. (a)	523,600	18,588
Trigon Healthcare, Inc. (a)	117,300	11,807
U.S. Physical Therapy, Inc. (a)	611,291	10,887
Universal Health Services, Inc. Class B (a)	248,000	11,544
		211,535
Pharmaceuticals - 2.3%
Alpharma, Inc. Class A	1,350,819	23,099
InKine Pharmaceutical, Inc. (a)	286,900	427
KV Pharmaceutical Co. Class A (a)	99,600	2,864
		26,390
TOTAL HEALTH CARE		265,682
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 13.9%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. (a)	185,600	$ 2,413
Engineered Support Systems, Inc.	227,458	11,236
Mercury Computer Systems, Inc. (a)	491,100	14,217
United Defense Industries, Inc.	108,500	2,951
		30,817
Air Freight & Logistics - 0.3%
UTI Worldwide, Inc.	141,400	2,828
Airlines - 1.8%
Alaska Air Group, Inc. (a)	121,900	3,734
America West Holding Corp. Class B (a)	347,600	1,352
Continental Airlines, Inc. Class B (a)	99,500	2,587
Frontier Airlines, Inc. (a)	581,083	8,978
UAL Corp.	266,700	3,758
		20,409
Building Products - 0.1%
Aaon, Inc. (a)	50,100	1,578
Commercial Services & Supplies - 6.1%
Ambassadors International, Inc. (a)	174,000	1,563
Century Business Services, Inc. (a)	265,000	1,034
Cornell Companies, Inc. (a)	288,700	3,753
CSG Systems International, Inc. (a)	227,200	5,957
DeVry, Inc. (a)	86,200	2,283
General Binding Corp. (a)	110,700	1,999
Healthcare Services Group (a)	91,500	1,322
Kroll, Inc. (a)	656,100	12,164
Learning Tree International, Inc. (a)	366,500	8,869
Mail-Well, Inc. (a)	957,500	5,994
Unifirst Corp.	510,700	13,871
Valassis Communications, Inc. (a)	225,600	8,435
Wackenhut Corrections Corp. (a)	138,200	2,094
		69,338
Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)	329,500	4,985
Electrical Equipment - 0.8%
Acuity Brands, Inc.	279,100	5,177
Genlyte Group, Inc. (a)	88,000	3,857
		9,034
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.7%
CLARCOR, Inc.	212,600	$ 6,867
Dionex Corp. (a)	38,300	943
Donaldson Co., Inc.	144,900	6,252
Graco, Inc.	61,800	2,766
Lincoln Electric Holdings, Inc.	35,900	1,020
Quixote Corp.	87,423	1,700
		19,548
TOTAL INDUSTRIALS		158,537
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.5%
Adtran, Inc. (a)	102,600	2,551
Aspect Communications Corp. (a)	783,900	3,755
Black Box Corp. (a)	415,100	19,423
Ditech Communications Corp. (a)	540,800	1,649
Plantronics, Inc. (a)	582,100	12,259
ViaSat, Inc. (a)	22,300	237
		39,874
Computers & Peripherals - 0.5%
Gateway, Inc. (a)	591,100	3,239
InFocus Corp. (a)	164,300	2,126
		5,365
Electronic Equipment & Instruments - 2.0%
BEI Technologies, Inc.	42,300	830
Cognex Corp. (a)	174,300	4,296
Cohu, Inc.	116,800	3,272
ScanSource, Inc. (a)	89,000	5,968
Technitrol, Inc.	119,200	3,028
Vishay Intertechnology, Inc. (a)	255,600	5,621
		23,015
Internet Software & Services - 1.4%
Digitas, Inc. (a)	608,500	2,994
FTD.com, Inc. Class A (a)	322,100	1,949
INT Media Group, Inc. (a)	65,630	197
NetRatings, Inc. (a)	41,700	576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
OneSource Information Services, Inc. (a)	33,700	$ 221
SmartForce PLC sponsored ADR (a)	1,640,900	10,582
		16,519
IT Consulting & Services - 3.0%
American Management Systems, Inc. (a)	253,800	5,807
Cognizant Technology Solutions Corp. Class A (a)	54,630	2,568
Computer Sciences Corp. (a)	376,100	16,868
Forrester Research, Inc. (a)	136,700	2,495
Inforte Corp. (a)	125,700	1,495
Meta Group, Inc. (a)	308,000	585
New Horizons Worldwide, Inc. (a)	390,100	3,999
		33,817
Semiconductor Equipment & Products - 5.9%
Actel Corp. (a)	46,500	1,130
Entegris, Inc. (a)	248,700	3,917
Fairchild Semiconductor International, Inc. Class A (a)	104,900	2,826
GlobespanVirata, Inc. (a)	281,700	1,662
Helix Technology, Inc.	526,400	14,244
Hi/fn, Inc. (a)	198,800	2,107
Integrated Circuit Systems, Inc. (a)	58,000	1,154
Micrel, Inc. (a)	157,200	3,451
MKS Instruments, Inc. (a)	82,600	2,799
Mykrolis Corp.	934,400	13,773
Oak Technology, Inc. (a)	559,900	7,967
Omnivision Technologies, Inc. (a)	96,500	1,146
ON Semiconductor Corp. (a)	980,200	3,568
Pericom Semiconductor Corp. (a)	184,800	2,637
Therma-Wave, Inc. (a)	75,150	1,063
Xicor, Inc. (a)	395,200	3,952
		67,396
Software - 2.5%
Actuate Corp. (a)	401,268	2,267
EPIQ Systems, Inc. (a)	216,250	3,687
MapInfo Corp. (a)	534,800	5,899
MICROS Systems, Inc. (a)	43,000	1,204
Moldflow Corp. (a)	410,300	4,337
RadiSys Corp. (a)	133,158	1,953
Reynolds & Reynolds Co. Class A	72,600	2,102
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
TALX Corp.	396,083	$ 6,456
The 3DO Co. (a)	1,224,050	869
		28,774
TOTAL INFORMATION TECHNOLOGY		214,760
MATERIALS - 1.6%
Chemicals - 0.5%
OM Group, Inc.	54,400	3,631
Spartech Corp.	64,600	1,727
		5,358
Containers & Packaging - 1.1%
Pactiv Corp. (a)	606,700	12,540
TOTAL MATERIALS		17,898
TOTAL COMMON STOCKS (Cost $853,692)		989,288
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 1.85% (b)	149,929,269	149,929
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	12,352,100	12,352
TOTAL MONEY MARKET FUNDS (Cost $162,281)		162,281
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,015,973)		1,151,569
NET OTHER ASSETS - (0.7)%		(7,452)
NET ASSETS - 100%		$ 1,144,117
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,560,005,000 and $1,465,523,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $230,000 for the period.

Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,025,010,000. Net unrealized appreciation aggregated $126,559,000, of which $163,201,000 related to appreciated investment securities and $36,642,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,418) (cost $1,015,973) - See accompanying schedule		$ 1,151,569
Receivable for investments sold		35,620
Receivable for fund shares sold		4,925
Dividends receivable		182
Interest receivable		214
Redemption fees receivable		7
Other receivables		8
Total assets		1,192,525
Liabilities
Payable for investments purchased	$ 31,907
Payable for fund shares redeemed	3,552
Distributions payable	4
Accrued management fee	520
Other payables and accrued expenses	73
Collateral on securities loaned, at value	12,352
Total liabilities		48,408
Net Assets		$ 1,144,117
Net Assets consist of:
Paid in capital		$ 937,236
Accumulated net investment (loss)		(2,821)
Accumulated undistributed net realized gain (loss) on investments		74,106
Net unrealized appreciation (depreciation) on investments		135,596
Net Assets, for 64,754 shares outstanding		$ 1,144,117
Net Asset Value, offering price and redemption price per share ($1,144,117 ÷ 64,754 shares)		$ 17.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 773
Interest		792
Security lending		182
Total income		1,747
Expenses
Management fee Basic fee	$ 3,088
Performance adjustment	614
Transfer agent fees	1,276
Accounting and security lending fees	134
Non-interested trustees' compensation	3
Custodian fees and expenses	39
Registration fees	41
Audit	12
Legal	5
Miscellaneous	3
Total expenses before reductions	5,215
Expense reductions	(675)	4,540
Net investment income (loss)		(2,793)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on: Investment securities		91,510
Change in net unrealized appreciation (depreciation) on investment securities		66,106
Net gain (loss)		157,616
Net increase (decrease) in net assets resulting from operations		$ 154,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,793)	$ 4,246
Net realized gain (loss)	91,510	5,493
Change in net unrealized appreciation (depreciation)	66,106	(37,868)
Net increase (decrease) in net assets resulting from operations	154,823	(28,129)
Distributions to shareholders from net investment income	-	(1,221)
Distributions to shareholders from net realized gain	(23,561)	(30,003)
Total distributions	(23,561)	(31,224)
Share transactions Net proceeds from sales of shares	385,079	294,350
Reinvestment of distributions	23,161	30,621
Cost of shares redeemed	(168,617)	(173,769)
Net increase (decrease) in net assets resulting from share transactions	239,623	151,202
Redemption fees	354	318
Total increase (decrease) in net assets	371,239	92,167
Net Assets
Beginning of period	772,878	680,711
End of period (including accumulated net investment loss of $2,821 and undistributed net investment income of $136, respectively)	$ 1,144,117	$ 772,878
Other Information Shares
Sold	23,257	19,481
Issued in reinvestment of distributions	1,414	1,926
Redeemed	(10,107)	(11,563)
Net increase (decrease)	14,564	9,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 I	1999 H	1998 H	1997 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 16.87	$ 14.24	$ 13.83	$ 18.11	$ 13.06	$ 13.89
Income from Investment Operations
Net investment income (loss) E	(.05)	.10 F	.03	.01	.07	.10	.06
Net realized and unrealized gain (loss)	2.75	(.81)	2.60	.47	(3.71)	6.20	(.39)
Total from investment operations	2.70	(.71)	2.63	.48	(3.64)	6.30	(.33)
Distributions from net investment income	-	(.03)	(.02)	(.07)	(.04)	(.13)	(.01)
Distributions from net realized gain	(.44)	(.74)	-	-	(.61)	(1.14)	(.51)
Total distributions	(.44)	(.77)	(.02)	(.07)	(.65)	(1.27)	(.52)
Redemption fees added to paid in capital	.01	.01	.02	-	.01	.02	.02
Net asset value, end of period	$ 17.67	$ 15.40	$ 16.87	$ 14.24	$ 13.83	$ 18.11	$ 13.06
Total Return B, C, D	17.82%	(4.29)%	18.62%	3.48%	(20.61)%	50.21%	(2.38)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.06% A	.86%	.88%	.86% A	.89%	1.01%	.95%
Expenses net of voluntary waivers, if any	1.06% A	.86%	.88%	.86% A	.89%	1.01%	.95%
Expenses net of all reductions	.92% A	.74%	.84%	.82% A	.85%	.97%	.90%
Net investment income (loss)	(.57)% A	.66%	.20%	.15% A	.48%	.63%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 1,144	$ 773	$ 681	$ 556	$ 591	$ 919	$ 451
Portfolio turnover rate	329% A	450%	159%	173% A	96%	88%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the former one time sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended April 30. I Six months ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Independence Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, non-taxable dividends, and losses deferred due to wash sales transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment was ..75% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $787,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $ 661,000 of the fund's expenses. In addition through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody and transfer agent expenses by $6,000 and $8,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

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Semiannual Report

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Fidelity®

Focused Stock

Fund

(formerly Fidelity TechnoQuant®
Growth Fund)

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Focused Stock	3.70%	-13.80%	48.39%	46.17%
S&P 500 ®	2.31%	-12.63%	43.91%	59.46%
Capital Appreciation Funds Average	4.17%	-12.49%	54.05%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on November 12, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 373 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Focused Stock	-13.80%	8.21%	7.19%
S&P 500	-12.63%	7.55%	8.91%
Capital Appreciation Funds Average	-12.49%	7.98%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Focused Stock Fund on November 12, 1996, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $14,617 - a 46.17% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $15,946 - a 59.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six months, one year and five year cumulative total returns for the multi-cap growth funds average were 1.13%, -21.47% and 45.45%, respectively. The one year and five year average annual total returns were -21.47% and 7.21%, respectively. The six months, one year and five year cumulative total returns for the multi-cap supergroup average were 5.34%, -11.30%, and 53.06%, respectively. The one year and five year average annual total returns were -11.30% and 8.45%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the growth-oriented, tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with Bahaa Fam, Portfolio Manager of Fidelity Focused Stock Fund

Q. How did the fund perform, Bahaa?

A. For the six months that ended April 30, 2002, the fund returned 3.70%, outperforming the Standard & Poor's 500 Index, which returned 2.31%. During the same period, the capital appreciation funds average tracked by Lipper Inc. returned 4.17%. For the 12 months that ended April 30, 2002, the fund returned -13.80%, while the S&P 500 index and Lipper average returned -12.63% and -12.49%, respectively.

Q. What factors drove fund returns during the past six months?

A. Strong stock picking and timely trading were critical to our success versus the index. Consistent with the new focused objective of the fund, I assumed a more aggressive posture after I took over management from John Chow in October 2001. These changes worked out quite well, as several growth stocks the fund held rebounded sharply from their September lows. Much of our relative performance came from the energy sector, where our holdings strongly outpaced the average energy stock in the S&P 500®. Similarly, good performance was achieved by the fund's technology positions. Generally speaking, it was concentrated bets in a handful of names within these sectors that really made the difference. The extreme rotation out of growth stocks early in 2002, however, caused the fund to slightly trail its peer group, which tends to be more defensively oriented.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your key strategies?

A. I tend to have a larger exposure to more volatile stocks in growth-oriented sectors that I feel will perform well over an 18- to 24-month horizon. Feeling the stage was set for an economic recovery in the aftermath of 9/11, I raised the fund's exposure to several mid-sized companies with excellent long-term growth characteristics selling at very attractive prices. I also continued to reduce the fund's number of holdings, allowing me to take more concentrated positions in my best ideas. Technology hardware was my primary focus, most notably mid-cap semiconductor companies with a long history of cyclical improvement. Teradyne - an example of this group - was a top contributor, as were other chip-related stocks that snapped back in anticipation of an eventual pickup in capital spending. We further benefited from underweighting poor-performing large-cap tech stocks, such as IBM and Microsoft, which failed to sustain their fourth-quarter rallies as uncertainty about the economy's recovery re-emerged. Additionally, I raised the fund's exposure to a number of energy services and equipment providers barely represented in the index, particularly oil and natural gas drillers that I felt were undervalued given increased interest in domestic energy exploration. Nabors Industries and Noble Drilling were big winners for us here.

Q. What other moves influenced performance?

A. Specialty retailers helped us, particularly our overweighting in Best Buy, which gained from a robust consumer electronics cycle. Homebuilder Ryland Group also aided returns, riding continued strength in the construction and housing market. In addition, we benefited from exiting early from some companies that experienced severe financial stress, including those with overly complex accounting structures, such as Tyco International. On the down side, the fund's positioning in health care restrained performance. Given my concerns about the outlook for big-cap drug companies, I added to some of our biotechnology holdings that I felt presented stronger growth prospects at more reasonable valuations. Unfortunately, such stocks as MedImmune and IDEC Pharmaceuticals struggled as the NASDAQ weakened and investors looked elsewhere in the market for stable, near-term earnings. Stock picking in the lagging telecommunication services sector hurt, particularly among battered wireless providers, such as AirGate PCS, which I sold off entirely. Graphics-chip maker NVIDIA suffered from several factors, including questions from the Securities and Exchange Commission regarding the firm's accounting practices, which have since been resolved favorably.

Q. What's your outlook?

A. I'm cautiously optimistic. While the pace of the economic recovery appears uneven - and has created a very jittery market - it generally has been the case in the past that sharply lower interest rates, coupled with dwindling business inventories, have led to strong recoveries. Furthermore, in many cases corporations have greatly improved their cost structures, which should help to accelerate earnings rapidly during the next upturn in the business cycle.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital growth by investing mainly in a focused portfolio of common stocks that the manager determines using quantitative and fundamental research

Fund number: 333

Trading symbol: FTQGX

Start date: November 12, 1996

Size: as of April 30, 2002, more than $56 million

Manager: Bahaa Fam, since 2001; manager, Fidelity Advisor Strategic Growth Fund, since 2001; equity subportfolio manager, Fidelity Asset Manager: Aggressive, since 2000; joined Fidelity in 1994

3

Bahaa Fam expands on his investment approach:

"Generally, I'm looking to own mid- to large-sized companies with clean business models, strong growth patterns, good balance sheets and a history of improving operations. I find these types of companies much more attractive than some of their slower-growing, overvalued large-cap counterparts.

"My focus has been on moving the fund toward sectors and companies that typically benefit from cyclical recoveries. While I've selectively trimmed some of our technology and energy services holdings lately to take profits, the fund still maintains a healthy overweighting relative to the S&P 500 in these sectors - which historically have done well during economic expansion. I continue to be opportunistic and add to positions in quality names when I feel that stock price declines are unwarranted.

"I feel an economic recovery will be led by corporations, not consumers, and I've positioned the fund accordingly. While I maintain some exposure to the consumer space, it's confined to a handful of special situations. The fact is, I'm concerned that rising consumer debt levels and the delayed effect of layoffs could ultimately sack consumer demand, which remained strong amid the recession while corporate spending collapsed."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Teradyne, Inc.	5.9	3.7
Nabors Industries, Inc.	5.8	2.7
Noble Drilling Corp.	5.7	2.8
Vishay Intertechnology, Inc.	5.7	2.9
MedImmune, Inc.	5.6	2.9
Best Buy Co., Inc.	5.0	2.1
IDEC Pharmaceuticals Corp.	4.9	2.9
Lowe's Companies, Inc.	4.8	0.0
ASML Holding NV (NY Shares)	4.5	0.5
Ryland Group, Inc.	3.1	0.0
	51.0
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.1	19.5
Consumer Discretionary	18.0	14.3
Energy	14.1	11.0
Health Care	13.7	19.1
Financials	12.1	15.4
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 99.2%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	5.2%	** Foreign investments	5.1%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.0%
Household Durables - 3.1%
Ryland Group, Inc.	15,700	$ 1,727,000
Media - 2.8%
Comcast Corp. Class A (special) (a)	24,700	660,725
EchoStar Communications Corp. Class A (a)	23,100	628,320
Gemstar-TV Guide International, Inc. (a)	31,000	277,760
		1,566,805
Multiline Retail - 0.5%
Wal-Mart Stores, Inc.	5,100	284,886
Specialty Retail - 10.3%
Best Buy Co., Inc. (a)	38,500	2,862,475
Circuit City Stores, Inc. - Circuit City Group	13,200	284,592
Lowe's Companies, Inc.	64,400	2,723,476
		5,870,543
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc. (a)	13,550	758,800
TOTAL CONSUMER DISCRETIONARY		10,208,034
CONSUMER STAPLES - 5.2%
Beverages - 0.5%
The Coca-Cola Co.	5,000	277,550
Personal Products - 2.6%
Gillette Co.	42,200	1,497,256
Tobacco - 2.1%
Philip Morris Companies, Inc.	21,900	1,192,017
TOTAL CONSUMER STAPLES		2,966,823
ENERGY - 14.1%
Energy Equipment & Services - 14.1%
BJ Services Co. (a)	11,200	411,488
ENSCO International, Inc.	17,800	600,928
Nabors Industries, Inc. (a)	72,500	3,302,375
Noble Corp.	9,100	409,386
Noble Drilling Corp. (a)	75,100	3,255,585
Weatherford International, Inc. (a)	710	35,408
		8,015,170
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 0.0%
Valero Energy Corp.	300	$ 12,948
TOTAL ENERGY		8,028,118
FINANCIALS - 12.1%
Banks - 3.6%
Bank of America Corp.	15,700	1,137,936
Silicon Valley Bancshares (a)	28,500	910,575
		2,048,511
Diversified Financials - 6.4%
Bear Stearns Companies, Inc.	25,700	1,591,858
Charles Schwab Corp.	71,100	809,829
Lehman Brothers Holdings, Inc.	21,300	1,256,700
		3,658,387
Insurance - 2.1%
American International Group, Inc.	15,900	1,099,008
Brown & Brown, Inc.	2,200	73,040
		1,172,048
TOTAL FINANCIALS		6,878,946
HEALTH CARE - 13.7%
Biotechnology - 12.4%
Genentech, Inc. (a)	16,000	568,000
IDEC Pharmaceuticals Corp. (a)	50,320	2,765,084
MedImmune, Inc. (a)	95,800	3,199,720
Millennium Pharmaceuticals, Inc. (a)	25,900	516,964
		7,049,768
Pharmaceuticals - 1.3%
Johnson & Johnson	10,200	651,372
Mylan Laboratories, Inc.	3,630	96,122
		747,494
TOTAL HEALTH CARE		7,797,262
INDUSTRIALS - 3.8%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	10,900	685,610
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 2.6%
Jacobs Engineering Group, Inc. (a)	38,020	$ 1,500,269
TOTAL INDUSTRIALS		2,185,879
INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 2.3%
JDS Uniphase Corp. (a)	300,800	1,305,472
Electronic Equipment & Instruments - 7.8%
Agilent Technologies, Inc. (a)	40,200	1,208,010
Vishay Intertechnology, Inc. (a)	145,700	3,203,943
		4,411,953
Internet Software & Services - 0.2%
Overture Services, Inc. (a)	3,200	109,408
Semiconductor Equipment & Products - 18.5%
ASML Holding NV (NY Shares) (a)	115,800	2,585,814
Cypress Semiconductor Corp. (a)	69,100	1,538,857
Elantec Semiconductor, Inc. (a)	600	24,804
KLA-Tencor Corp. (a)	4,400	259,468
LAM Research Corp. (a)	43,900	1,126,474
Micron Technology, Inc. (a)	18,000	426,600
NVIDIA Corp. (a)	35,500	1,235,755
Teradyne, Inc. (a)	100,996	3,327,818
		10,525,590
Software - 0.3%
Adobe Systems, Inc.	5,000	199,800
TOTAL INFORMATION TECHNOLOGY		16,552,223
MATERIALS - 1.0%
Containers & Packaging - 1.0%
Ball Corp.	12,005	570,838
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
ALLTEL Corp.	10,200	504,900
AT&T Corp.	13,800	181,056
SBC Communications, Inc.	17,500	543,550
		1,229,506
TOTAL COMMON STOCKS (Cost $52,733,089)		56,417,629
Money Market Funds - 11.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b)	2,821,613	$ 2,821,613
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	3,600,389	3,600,389
TOTAL MONEY MARKET FUNDS (Cost $6,422,002)		6,422,002
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $59,155,091)		62,839,631
NET OTHER ASSETS - (10.5)%		(5,988,911)
NET ASSETS - 100%		$ 56,850,720
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $74,543,964 and $68,363,522, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,027 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $59,404,388. Net unrealized appreciation aggregated $3,435,243, of which $6,873,820 related to appreciated investment securities and $3,438,577 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $8,041,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,529,318) (cost $59,155,091) - See accompanying schedule		$ 62,839,631
Receivable for investments sold		340,398
Receivable for fund shares sold		3,060,454
Dividends receivable		16,748
Interest receivable		2,836
Redemption fees receivable		2
Other receivables		1,033
Total assets		66,261,102
Liabilities
Payable for investments purchased	$ 5,712,206
Payable for fund shares redeemed	42,390
Accrued management fee	35,407
Other payables and accrued expenses	19,990
Collateral on securities loaned, at value	3,600,389
Total liabilities		9,410,382
Net Assets		$ 56,850,720
Net Assets consist of:
Paid in capital		$ 63,150,142
Accumulated net investment (loss)		(223,200)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,760,762)
Net unrealized appreciation (depreciation) on investments		3,684,540
Net Assets, for 5,200,494 shares outstanding		$ 56,850,720
Net Asset Value, offering price and redemption price per share ($56,850,720 ÷ 5,200,494 shares)		$ 10.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 78,147
Interest		16,392
Security lending		3,010
Total income		97,549
Expenses
Management fee Basic fee	$ 150,662
Performance adjustment	43,469
Transfer agent fees	88,736
Accounting and security lending fees	30,204
Non-interested trustees' compensation	85
Custodian fees and expenses	9,444
Registration fees	12,339
Audit	12,461
Legal	323
Miscellaneous	312
Total expenses before reductions	348,035
Expense reductions	(27,286)	320,749
Net investment income (loss)		(223,200)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,384,322)
Foreign currency transactions	(1,504)
Total net realized gain (loss)		(1,385,826)
Change in net unrealized appreciation (depreciation) on investment securities		3,404,706
Net gain (loss)		2,018,880
Net increase (decrease) in net assets resulting from operations		$ 1,795,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (223,200)	$ 55,908
Net realized gain (loss)	(1,385,826)	(8,132,230)
Change in net unrealized appreciation (depreciation)	3,404,706	(11,711,178)
Net increase (decrease) in net assets resulting from operations	1,795,680	(19,787,500)
Distributions to shareholders from net investment income	-	(91,199)
Distributions to shareholders from net realized gain	-	(5,702,211)
Total distributions	-	(5,793,410)
Share transactions Net proceeds from sales of shares	12,413,054	10,017,189
Reinvestment of distributions	-	5,601,948
Cost of shares redeemed	(6,496,318)	(13,371,655)
Net increase (decrease) in net assets resulting from share transactions	5,916,736	2,247,482
Redemption fees	3,436	2,255
Total increase (decrease) in net assets	7,715,852	(23,331,173)
Net Assets
Beginning of period	49,134,868	72,466,041
End of period (including accumulated net investment loss of $223,200 and $0, respectively)	$ 56,850,720	$ 49,134,868
Other Information Shares
Sold	1,113,584	778,101
Issued in reinvestment of distributions	-	403,308
Redeemed	(575,058)	(1,071,556)
Net increase (decrease)	538,526	109,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.54	$ 15.92	$ 15.30	$ 12.03	$ 12.62	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	(.05)	.01	.02	.03	.04	(.04)
Net realized and unrealized gain (loss)	.44	(4.12)	2.63	3.50	(.03)	2.64
Total from investment operations	.39	(4.11)	2.65	3.53	.01	2.60
Distributions from net investment income	-	(.02)	(.04)	(.02)	-	-
Distributions from net realized gain	-	(1.25)	(1.99)	(.24)	(.61)	-
Total distributions	-	(1.27)	(2.03)	(.26)	(.61)	-
Redemption fees added to paid in capital E	-	-	-	-	.01	.02
Net asset value, end of period	$ 10.93	$ 10.54	$ 15.92	$ 15.30	$ 12.03	$ 12.62
Total Return B, C, D	3.70%	(27.74)%	18.54%	29.80%	.45%	26.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.34% A	1.26%	1.03%	.89%	.91%	1.24% A
Expenses net of vol-untary waivers, if any	1.34% A	1.26%	1.03%	.89%	.91%	1.24% A
Expenses net of all reductions	1.23% A	1.22%	1.02%	.86%	.88%	1.24% A
Net investment income (loss)	(.86)% A	.09%	.10%	.22%	.35%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,851	$ 49,135	$ 72,466	$ 50,273	$ 48,003	$ 92,733
Portfolio turnover rate	268% A	309%	94%	128%	334%	296% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former one time sales charge. E Calculated based on average shares outstanding during the period. F For the period November 12, 1996 (commencement of operations) to October 31, 1997. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Focused Stock Fund (the fund) (formerly Fidelity TechnoQuant Growth Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid-in-capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $16,389 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $27,286 of the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TQG-SANN-0602 156959
1.703563.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Value

Fund

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value	21.08%	12.45%	68.68%	274.41%
S&P 500 ®	2.31%	-12.63%	43.91%	216.93%
Russell Midcap ® Value	20.16%	8.41%	77.88%	285.63%
Capital Appreciation Funds Average	4.17%	-12.49%	54.05%	195.43%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. You can also compare the fund's return to the performance of the Russell Midcap® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 373 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Value	12.45%	11.02%	14.11%
S&P 500	-12.63%	7.55%	12.23%
Russell Midcap Value	8.41%	12.21%	14.45%
Capital Appreciation Funds Average	-12.49%	7.98%	10.39%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Value Fund on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $37,441 - a 274.41% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,693 - a 216.93% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM  mid-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of April 30, 2002, the six months, one year, five year, and 10 year cumulative total returns for the mid-cap value funds average were 19.02%, 9.96%, 84.30%, and 260.34%, respectively; and the one year, five year, and 10 year average annual total returns were 9.96%, 12.35%, and 13.04%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented, blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the growth-oriented, tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with Rich Fentin, Portfolio Manager of Fidelity Value Fund

Q. How did the fund perform, Rich?

A. Quite well. For the six-months ending April 30, 2002, the fund returned 21.08%. In comparison, the Standard & Poor's 500 Index returned 2.31% and the Russell Midcap Value Index gained 20.16%. Meanwhile, the Lipper Inc. capital appreciation funds average returned 4.17%. For the 12-month period ending April 30, 2002, the fund rose 12.45%, while the S&P 500 index fell 12.63%, the Russell Midcap Value Index returned 8.41%, and the Lipper peer group average declined 12.49%.

Q. To what do you attribute the fund's strong performance relative to its benchmarks during the past six months?

A. The fund emphasized stocks with low valuations that performed much better than growth stocks that carried a higher premium and typically rely on faster earnings growth as a catalyst for appreciation. There were two main reasons behind the strong showing for value stocks. First, an uncertain economic backdrop lingered early in the period, causing many investors to remain more comfortable with stocks of affordably priced companies that were more likely to deliver on Wall Street's earnings expectations. Second, in recent months government and industry data began pointing toward a possible economic recovery. These optimistic signs benefited economically sensitive cyclical stocks, which were well represented in the fund's overweighting of the industrial and materials sectors. The past six months were a good period for most equities, but value stocks outperformed growth stocks across the entire market-capitalization spectrum. More significantly, the strongest-performing value stocks were those in the small- and mid-cap range that is this fund's focus.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your key investment strategies?

A. The fund was positioned for a pickup in industrial production and, fortunately, that increase occurred. The U.S. gross domestic product (GDP) rose 5.8% in the first quarter of 2002. This unexpectedly high figure was helped significantly by companies looking to replenish inventories that were allowed to deplete in 2001. Consumer spending remained relatively strong by historical standards, which allowed many end-market businesses to meet their profit expectations. Investor demand for industrial cyclical stocks soared after signs of economic improvement emerged. But as the period progressed, the valuations of industrial cyclicals rose, calling into question the risk/return benefit of owning these stocks. Therefore, I reduced our substantial overweighting to lock in profits. The cyclical rebound was quite broad-based, as many other undervalued industries, including financials, media and retail, also helped boost fund performance.

Q. What stocks were top contributors?

A. Industrial cyclical stocks such as Albany International, a maker of fabric belts used in the paper production process, and industrial services provider Harsco rose sharply. Apparel retailer The Limited and automotive retailer AutoNation also benefited from expectations of an economic recovery, as did industrial gas producer Praxair and protective-coatings maker RPM in the materials sector.

Q. What stocks proved disappointing?

A. The fund's worst performers primarily were telecommunication services stocks, which were plagued by price wars, high corporate debt and a glut of high-speed communications networks, among other factors. These issues hurt regional Bell operating companies BellSouth and SBC Communications, hybrid telecom service providers Qwest Communications and Broadwing, and rural local exchange carrier CenturyTel. Elsewhere, I sold the fund's position in discount retailer Kmart prior to the company's bankruptcy announcement in January 2002, but the fund's return was nonetheless compromised by the stock's poor performance.

Q. What's your outlook, Rich?

A. The initial rebound in cyclical stocks has occurred. The surge in industrial production was still underway at period end, but some emerging factors now give me pause about the future performance of stocks in this group, including the Federal Reserve Board's change to a neutral bias on interest rates, rising costs of raw materials and fairly priced valuations. That said, I still believe a positive market environment for value stock picking will continue for the next six months because undervalued smaller company stocks still look fundamentally more attractive relative to mega-cap growth stocks.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers; the fund also invests in companies that possess valuable fixed assets or that are undervalued in the marketplace

Fund number: 039

Trading symbol: FDVLX

Start date: December 1, 1978

Size: as of April 30, 2002, more than $6.6 billion

Manager: Rich Fentin, since 1996; manager, Fidelity Puritan Fund, 1987-1996; Fidelity Value Fund, April 1992-
December 1992; Fidelity Growth Company Fund,1983-
1987; joined Fidelity in 1980

3

Rich Fentin explains why value stocks should be represented in your portfolio:

"During the late 1990s - a heyday for growth stock investing - many investors were happy maintaining a portfolio of growth funds and getting a nice return on their investment. Over the long term, however, this one-sided strategy can limit a portfolio's full potential.

"Case in point: During the two-year period that ended on April 30, 2002 - a period that commenced with the burst of the large-cap stock bubble - value stocks outperformed growth stocks by an enormous margin. The Standard & Poor's 500 Index declined 23.96% during this two-year period. While many media outlets have portrayed this time frame as a difficult one for stock investing, to the contrary, it's been a great period for investors in undervalued securities. Fidelity Value Fund, which invests primarily in the types of undervalued mid-cap stocks that typically don't make daily headlines due to their smaller size, returned 35.17% during the past two years. Similarly, the Russell Midcap Value Index gained 29.66%.

"Investors that remained diversified in both value and growth stocks since the mid-1990s participated in both the growth-stock boom of the late 1990s and the more recent value-stock rally. Over time, this diversified approach could give shareholders a better overall portfolio return."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
American Standard Companies, Inc.	1.9	2.2
Manpower, Inc.	1.0	0.9
Eaton Corp.	0.9	0.8
AutoNation, Inc.	0.9	0.8
Weatherford International, Inc.	0.9	0.6
Harsco Corp.	0.9	1.3
Freddie Mac	0.9	0.9
Ceridian Corp.	0.9	0.7
Wachovia Corp.	0.8	0.6
Whirlpool Corp.	0.8	0.7
	9.9
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.1	24.6
Consumer Discretionary	17.1	19.3
Financials	16.1	15.7
Materials	9.0	9.8
Energy	8.9	6.1
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 86.5%		Stocks 93.3%
	Bonds 0.4%		Bonds 0.1%
	Convertible Securities 2.1%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 11.0%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	2.6%	** Foreign investments	1.6%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.8%
Delphi Corp.	809,900	$ 12,594
TRW, Inc.	701,900	38,626
		51,220
Automobiles - 0.2%
Monaco Coach Corp. (a)	481,950	13,842
Hotels, Restaurants & Leisure - 2.0%
Harrah's Entertainment, Inc. (a)	30,600	1,504
Hilton Hotels Corp.	1,320,800	21,608
MGM Mirage, Inc. (a)	295,500	11,864
Outback Steakhouse, Inc. (a)	763,400	26,772
Six Flags, Inc. (a)	1,978,600	36,208
Triarc Companies, Inc. Class A (a)	307,400	8,607
Wendy's International, Inc.	632,400	23,652
		130,215
Household Durables - 3.0%
Black & Decker Corp.	617,300	30,050
Clayton Homes, Inc.	608,700	10,409
Fleetwood Enterprises, Inc.	289,100	3,085
Furniture Brands International, Inc. (a)	474,500	19,374
Leggett & Platt, Inc.	1,913,900	50,336
Maytag Corp.	18,520	855
Newell Rubbermaid, Inc.	189,300	5,944
Snap-On, Inc.	666,100	21,102
Whirlpool Corp.	745,700	55,890
		197,045
Leisure Equipment & Products - 0.9%
Brunswick Corp.	589,200	16,610
Callaway Golf Co.	450,000	7,920
Hasbro, Inc.	2,104,400	33,628
		58,158
Media - 2.4%
Clear Channel Communications, Inc. (a)	343,000	16,104
E.W. Scripps Co. Class A	290,200	23,126
Fox Entertainment Group, Inc. Class A (a)	1,369,840	32,328
Gannett Co., Inc.	210,700	15,444
Lamar Advertising Co. Class A (a)	135,000	5,796
Reader's Digest Association, Inc. Class A (non-vtg.)	258,271	6,147
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The New York Times Co. Class A	519,100	$ 24,169
Tribune Co.	880,200	38,878
		161,992
Multiline Retail - 1.7%
Big Lots, Inc. (a)	2,676,660	41,381
Federated Department Stores, Inc. (a)	1,280,800	50,886
Saks, Inc. (a)	458,300	6,815
Sears, Roebuck & Co.	245,300	12,940
		112,022
Specialty Retail - 5.0%
AutoNation, Inc. (a)	3,718,400	59,494
Borders Group, Inc. (a)	1,044,200	24,340
Claire's Stores, Inc.	1,468,500	31,690
Gap, Inc.	3,249,700	45,853
Pacific Sunwear of California, Inc. (a)	408,200	10,197
RadioShack Corp.	1,451,600	45,290
Regis Corp.	351,395	10,563
Sherwin-Williams Co.	1,050,000	32,267
Staples, Inc. (a)	1,080,200	21,572
The Childrens Place Retail Stores, Inc. (a)	235,100	8,139
The Limited, Inc.	2,363,300	45,281
		334,686
Textiles, Apparel & Lux. Goods - 1.0%
Liz Claiborne, Inc.	1,236,200	38,681
Polo Ralph Lauren Corp. Class A (a)	435,700	12,526
Russell Corp.	780,300	14,428
		65,635
TOTAL CONSUMER DISCRETIONARY		1,124,815
CONSUMER STAPLES - 1.9%
Food & Drug Retailing - 0.4%
Fleming Companies, Inc.	622,301	13,716
Rite Aid Corp.	452,000	1,433
Winn-Dixie Stores, Inc.	740,000	12,839
		27,988
Food Products - 0.8%
Dean Foods Co. (a)	529,232	19,592
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hormel Foods Corp.	208,400	$ 5,147
International Multifoods Corp. (a)	271,500	7,290
Kraft Foods, Inc. Class A	400,400	16,432
Sara Lee Corp.	141,300	2,993
		51,454
Household Products - 0.3%
Kimberly-Clark Corp.	309,400	20,148
Personal Products - 0.4%
Avon Products, Inc.	10,700	598
Gillette Co.	528,900	18,765
Playtex Products, Inc. (a)	480,400	6,245
		25,608
Tobacco - 0.0%
Loews Corp. - Carolina Group	33,500	1,099
TOTAL CONSUMER STAPLES		126,297
ENERGY - 8.9%
Energy Equipment & Services - 6.3%
Baker Hughes, Inc.	1,161,500	43,765
BJ Services Co. (a)	1,420,000	52,171
Cooper Cameron Corp. (a)	669,300	36,704
Halliburton Co.	657,300	11,168
Helmerich & Payne, Inc.	1,119,600	46,139
National-Oilwell, Inc. (a)	1,480,000	39,324
Noble Drilling Corp. (a)	1,215,800	52,705
Smith International, Inc. (a)	648,500	45,427
Transocean Sedco Forex, Inc.	250,000	8,875
Varco International, Inc. (a)	1,060,000	21,719
Weatherford International, Inc. (a)	1,163,674	58,032
		416,029
Oil & Gas - 2.6%
Amerada Hess Corp.	43,700	3,360
ChevronTexaco Corp.	291,700	25,293
Conoco, Inc.	1,321,469	37,067
Occidental Petroleum Corp.	1,246,500	35,837
Phillips Petroleum Co.	361,680	21,632
Premcor, Inc.	39,000	1,048
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Spinnaker Exploration Co. (a)	364,300	$ 15,610
TotalFinaElf SA sponsored ADR	470,000	35,584
		175,431
TOTAL ENERGY		591,460
FINANCIALS - 15.9%
Banks - 7.1%
Bank of America Corp.	536,000	38,849
Bank of Hawaii Corp.	1,092,700	31,120
Bank One Corp.	918,800	37,551
Banknorth Group, Inc.	1,092,800	28,839
City National Corp.	567,500	31,354
First Virginia Banks, Inc.	228,700	13,089
FleetBoston Financial Corp.	574,500	20,280
Hibernia Corp. Class A	1,417,200	28,273
Huntington Bancshares, Inc.	984,580	19,977
KeyCorp	1,183,400	33,265
National City Corp.	373,901	11,666
PNC Financial Services Group, Inc.	306,600	16,909
Silicon Valley Bancshares (a)	681,300	21,768
SouthTrust Corp.	601,600	16,051
SunTrust Banks, Inc.	95,900	6,519
Synovus Financial Corp.	60,500	1,636
U.S. Bancorp, Delaware	22,900	543
Union Planters Corp.	364,186	18,249
UnionBanCal Corp.	605,500	29,306
Wachovia Corp.	1,473,852	56,065
Zions Bancorp	214,200	11,584
		472,893
Diversified Financials - 2.4%
Charles Schwab Corp.	1,927,800	21,958
Citigroup, Inc.	308,024	13,337
Fannie Mae	707,100	55,811
Freddie Mac	877,100	57,318
Van der Moolen Holding NV sponsored ADR (a)	425,700	9,749
		158,173
Insurance - 2.3%
ACE Ltd.	16,300	709
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allmerica Financial Corp.	505,700	$ 25,239
Allstate Corp.	1,071,000	42,562
Commerce Group, Inc.	207,200	8,363
MetLife, Inc.	844,000	28,814
Ohio Casualty Corp. (a)	746,300	14,419
PMA Capital Corp. Class A	500,000	11,985
Protective Life Corp.	534,900	17,042
		149,133
Real Estate - 4.1%
Alexandria Real Estate Equities, Inc.	236,200	10,794
Apartment Investment & Management Co. Class A	324,100	15,913
Arden Realty, Inc.	965,900	27,190
AvalonBay Communities, Inc.	352,200	16,789
CenterPoint Properties Trust (SBI)	374,600	20,491
Crescent Real Estate Equities Co.	289,800	5,686
Duke Realty Corp.	1,012,500	26,629
Equity Office Properties Trust	880,000	25,194
General Growth Properties, Inc.	210,000	9,603
Mack-Cali Realty Corp.	791,400	25,958
MeriStar Hospitality Corp.	138,400	2,429
Public Storage, Inc.	736,700	27,972
Reckson Associates Realty Corp.	1,054,600	25,732
Simon Property Group, Inc.	478,000	16,133
Vornado Realty Trust	418,700	18,465
		274,978
TOTAL FINANCIALS		1,055,177
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Bausch & Lomb, Inc.	731,900	26,326
Becton, Dickinson & Co.	452,400	16,816
DENTSPLY International, Inc.	179,600	7,125
Hillenbrand Industries, Inc.	54,900	3,547
Sybron Dental Specialties, Inc. (a)	246,500	4,856
		58,670
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (a)	50,700	$ 3,720
TOTAL HEALTH CARE		62,390
INDUSTRIALS - 18.9%
Aerospace & Defense - 0.8%
GenCorp, Inc.	1,404,800	22,055
Honeywell International, Inc.	500,000	18,340
Precision Castparts Corp.	295,800	10,462
		50,857
Air Freight & Logistics - 0.9%
CNF, Inc.	1,535,400	48,534
United Parcel Service, Inc. Class B	177,500	10,657
		59,191
Building Products - 3.3%
American Standard Companies, Inc. (a)	1,709,600	127,707
Crane Co.	762,900	21,041
Elcor Corp.	592,600	15,988
Masco Corp.	1,862,600	52,339
		217,075
Commercial Services & Supplies - 6.2%
Arbitron, Inc. (a)	472,742	16,248
Banta Corp.	483,600	18,183
Ceridian Corp. (a)	2,551,810	56,854
Dun & Bradstreet Corp. (a)	66,900	2,576
eFunds Corp. (a)	727,959	11,575
Herman Miller, Inc.	871,815	21,298
IMS Health, Inc.	427,400	8,809
Iron Mountain, Inc. (a)	513,000	15,800
John H. Harland Co.	1,395,500	42,005
Manpower, Inc.	1,597,600	64,303
MPS Group, Inc. (a)	662,200	5,960
R.R. Donnelley & Sons Co.	1,122,200	35,866
Republic Services, Inc. (a)	2,381,500	47,154
ServiceMaster Co.	623,000	8,722
Steelcase, Inc. Class A	1,389,300	23,201
Tetra Tech, Inc. (a)	540,500	7,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Viad Corp.	229,800	$ 7,004
Waste Management, Inc.	827,722	21,802
		415,068
Construction & Engineering - 0.8%
Fluor Corp.	1,260,700	52,105
Electrical Equipment - 0.2%
AMETEK, Inc.	213,900	8,284
Artesyn Technologies, Inc. (a)	654,100	5,082
C&D Technologies, Inc.	30,000	690
		14,056
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	180,400	7,304
Textron, Inc.	925,000	45,492
		52,796
Machinery - 5.0%
Actuant Corp. Class A (a)	48,100	2,112
Albany International Corp. Class A (d)	1,584,280	39,892
Caterpillar, Inc.	30,000	1,639
Deere & Co.	390,000	17,456
Dover Corp.	30,000	1,118
Eaton Corp.	728,900	61,672
Harsco Corp.	1,352,400	57,477
Ingersoll-Rand Co. Ltd. Class A	611,500	30,544
ITT Industries, Inc.	119,900	8,376
Kennametal, Inc.	824,705	32,708
Milacron, Inc.	460,400	6,100
Pentair, Inc.	369,580	17,947
Regal-Beloit Corp.	195,700	5,118
Terex Corp. (a)	1,056,900	26,475
UNOVA, Inc. (a)	2,530,100	20,494
		329,128
Marine - 0.1%
Teekay Shipping Corp.	247,600	9,131
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	578,600	15,906
CSX Corp.	547,300	19,796
Landstar System, Inc. (a)	17,137	1,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	375,610	$ 8,049
Union Pacific Corp.	130,000	7,384
		52,813
TOTAL INDUSTRIALS		1,252,220
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.6%
Avocent Corp. (a)	541,600	13,540
Motorola, Inc.	1,520,000	23,408
Nokia Corp. sponsored ADR	400,000	6,504
		43,452
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	746,600	18,120
Dell Computer Corp. (a)	200,000	5,268
Storage Technology Corp. (a)	1,028,000	21,156
		44,544
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. Class A (a)	467,000	20,478
Arrow Electronics, Inc. (a)	1,272,800	33,602
Avnet, Inc.	1,094,655	28,045
Celestica, Inc. (sub. vtg.) (a)	940,000	26,218
Diebold, Inc.	231,700	8,763
Flextronics International Ltd. (a)	1,770,000	24,515
Merix Corp. (a)(d)	887,500	14,839
PerkinElmer, Inc.	597,700	7,651
Tektronix, Inc. (a)	240,000	5,280
Thermo Electron Corp.	1,640,400	31,004
		200,395
Internet Software & Services - 0.3%
Quovadx, Inc. (a)	400,000	3,316
Yahoo!, Inc. (a)	979,100	14,452
		17,768
IT Consulting & Services - 0.2%
Acxiom Corp. (a)	280,100	4,658
Unisys Corp. (a)	463,900	6,263
		10,921
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.4%
Atmel Corp. (a)	450,000	$ 4,050
Axcelis Technologies, Inc. (a)	230,328	3,317
Fairchild Semiconductor International, Inc. Class A (a)	196,400	5,291
Integrated Device Technology, Inc. (a)	165,100	4,629
MKS Instruments, Inc. (a)	286,100	9,696
National Semiconductor Corp. (a)	40,000	1,261
		28,244
Software - 0.6%
Computer Associates International, Inc.	1,390,700	25,867
Compuware Corp. (a)	1,541,100	12,082
Sybase, Inc. (a)	187,500	2,636
Synopsys, Inc. (a)	9,700	438
		41,023
TOTAL INFORMATION TECHNOLOGY		386,347
MATERIALS - 8.8%
Chemicals - 3.7%
Albemarle Corp.	404,000	11,979
Crompton Corp.	2,953,176	35,586
Dow Chemical Co.	19,520	621
Engelhard Corp.	741,100	22,544
Ferro Corp.	642,100	18,184
Georgia Gulf Corp.	412,400	9,085
International Flavors & Fragrances, Inc.	486,100	15,652
Lyondell Chemical Co.	540,700	7,992
Millennium Chemicals, Inc.	631,600	8,621
Monsanto Co.	450,000	13,860
Omnova Solutions, Inc. (d)	2,865,800	26,365
PolyOne Corp.	3,559,600	43,214
Praxair, Inc.	230,200	13,144
RPM, Inc.	460,000	7,797
W.R. Grace & Co. (a)	2,324,000	7,902
		242,546
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	873,910	34,048
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.7%
Aptargroup, Inc.	375,900	$ 13,965
Owens-Illinois, Inc. (a)	2,081,000	33,338
		47,303
Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	1,184,800	16,481
Alcan, Inc.	910,000	33,590
Alcoa, Inc.	986,600	33,574
Arch Coal, Inc.	692,100	15,365
Massey Energy Corp.	596,200	8,913
Newmont Mining Corp.	681,300	19,424
Nucor Corp.	190,900	11,158
Phelps Dodge Corp.	560,000	20,048
Placer Dome, Inc.	219,400	2,609
Ryerson Tull, Inc.	525,041	6,169
Steel Dynamics, Inc. (a)	674,725	11,774
United States Steel Corp.	177,500	3,202
Xstrata PLC (a)	210,600	2,879
		185,186
Paper & Forest Products - 1.1%
Aracruz Celulose SA sponsored ADR	381,700	8,302
Boise Cascade Corp.	90,000	3,048
Bowater, Inc.	294,700	14,051
Georgia-Pacific Group	473,575	13,724
MeadWestvaco Corp.	710,000	20,846
Weyerhaeuser Co.	240,000	14,306
		74,277
TOTAL MATERIALS		583,360
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
BellSouth Corp.	854,400	25,931
Broadwing, Inc. (a)	1,746,600	11,528
CenturyTel, Inc.	975,800	27,030
Citizens Communications Co.	4,001,900	37,098
Qwest Communications International, Inc.	2,387,400	12,009
SBC Communications, Inc.	600,000	18,636
Verizon Communications, Inc.	668,700	26,822
		159,054
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	2,384,900	$ 11,901
TOTAL TELECOMMUNICATION SERVICES		170,955
UTILITIES - 5.8%
Electric Utilities - 4.9%
AES Corp. (a)	920,000	7,378
Allegheny Energy, Inc.	520,000	21,798
American Electric Power Co., Inc.	542,000	24,824
CMS Energy Corp.	620,000	12,003
DPL, Inc.	1,155,200	30,058
DTE Energy Co.	654,200	29,661
FirstEnergy Corp.	981,477	32,683
FPL Group, Inc.	415,000	26,348
Northeast Utilities	736,200	14,724
NSTAR	370,600	16,973
Pinnacle West Capital Corp.	465,000	20,376
PPL Corp.	710,000	27,058
Southern Co.	1,086,100	30,791
TXU Corp.	590,000	32,108
		326,783
Gas Utilities - 0.6%
KeySpan Corp.	478,700	16,898
NiSource, Inc.	842,800	18,626
		35,524
Multi-Utilities & Unreg. Pwr - 0.3%
SCANA Corp.	689,700	22,036
TOTAL UTILITIES		384,343
TOTAL COMMON STOCKS (Cost $5,128,026)		5,737,364
Convertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	110,000	2,963
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Union Pacific Capital Trust $3.125 TIDES (e)	268,000	$ 12,931
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Raytheon Co. $4.13	190,400	13,447
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Lucent Technologies, Inc. $80.00	30,305	27,591
MATERIALS - 0.2%
Containers & Packaging - 0.2%
Owens-Illinois, Inc. $2.375	681,200	16,179
UTILITIES - 1.0%
Electric Utilities - 0.6%
Ameren Corp. $2.438	431,500	11,586
Cinergy Corp. $4.75 PRIDES	182,000	10,602
Dominion Resources, Inc. $4.375	320,000	17,204
		39,392
Gas Utilities - 0.4%
KeySpan Corp. $4.375	300,000	15,000
Sempra Energy $2.125	355,000	9,053
		24,053
Multi-Utilities & Unreg. Pwr - 0.0%
Sierra Pacific Resources $4.50 PIES	100,000	3,525
TOTAL UTILITIES		66,970
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,364)		140,081
Corporate Bonds - 0.4%
Moody's Ratings (unaudited)		Principal Amount (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NTL Delaware, Inc./NTL, Inc. 5.75% 12/15/09	-	$ 1,570	298
Corporate Bonds - continued
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.4%
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
SpectraSite Holdings, Inc.:
0% 4/15/09 (c)	Caa3	$ 32,005	$ 10,882
0% 3/15/10 (c)	Caa3	4,870	1,412
			12,294
UTILITIES - 0.2%
Electric Utilities - 0.2%
AES Corp.:
9.375% 9/15/10	Ba1	11,000	9,075
9.5% 6/1/09	Ba1	3,330	2,814
			11,889
TOTAL NONCONVERTIBLE BONDS			24,183
TOTAL CORPORATE BONDS (Cost $23,599)			24,481
Money Market Funds - 12.1%
	Shares
Fidelity Cash Central Fund, 1.85% (b)	759,811,808	759,812
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	44,307,900	44,308
TOTAL MONEY MARKET FUNDS (Cost $804,120)		804,120
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $6,107,109)		6,706,046
NET OTHER ASSETS - (1.1)%		(71,813)
NET ASSETS - 100%		$ 6,634,233
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,931,000 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,892,069,000 and $1,269,361,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $147,000 for the period.

Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $6,107,072,000. Net unrealized appreciation aggregated $598,974,000, of which $1,009,494,000 related to appreciated investment securities and $410,520,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $237,678,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,334) (cost $6,107,109) - See accompanying schedule		$ 6,706,046
Cash		53
Receivable for investments sold		22,378
Receivable for fund shares sold		24,876
Dividends receivable		4,758
Interest receivable		1,370
Other receivables		42
Total assets		6,759,523
Liabilities
Payable for investments purchased	$ 62,179
Payable for fund shares redeemed	14,329
Accrued management fee	3,872
Other payables and accrued expenses	602
Collateral on securities loaned, at value	44,308
Total liabilities		125,290
Net Assets		$ 6,634,233
Net Assets consist of:
Paid in capital		$ 6,113,450
Undistributed net investment income		13,464
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,625)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		598,944
Net Assets, for 118,656 shares outstanding		$ 6,634,233
Net Asset Value, offering price and redemption price per share ($6,634,233 ÷ 118,656 shares)		$ 55.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends (including $490 received from affiliated issuers)		$ 41,030
Interest		7,773
Security lending		82
Total income		48,885
Expenses
Management fee Basic fee	$ 15,978
Performance adjustment	4,383
Transfer agent fees	5,500
Accounting and security lending fees	345
Non-interested trustees' compensation	17
Custodian fees and expenses	46
Registration fees	119
Audit	26
Legal	30
Miscellaneous	31
Total expenses before reductions	26,475
Expense reductions	(819)	25,656
Net investment income (loss)		23,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(1,706) on sales of investments in affiliated issuers)	147,619
Foreign currency transactions	(6)
Total net realized gain (loss)		147,613
Change in net unrealized appreciation (depreciation) on investment securities		831,820
Net gain (loss)		979,433
Net increase (decrease) in net assets resulting from operations		$ 1,002,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,229	$ 53,854
Net realized gain (loss)	147,613	50,398
Change in net unrealized appreciation (depreciation)	831,820	146,641
Net increase (decrease) in net assets resulting from operations	1,002,662	250,893
Distributions to shareholders from net investment income	(50,683)	(71,057)
Share transactions Net proceeds from sales of shares	1,872,028	2,892,813
Reinvestment of distributions	49,020	68,386
Cost of shares redeemed	(805,719)	(1,793,834)
Net increase (decrease) in net assets resulting from share transactions	1,115,329	1,167,365
Total increase (decrease) in net assets	2,067,308	1,347,201
Net Assets
Beginning of period	4,566,925	3,219,724
End of period (including undistributed net investment income of $13,464 and undistributed net investment income of $40,918, respectively)	$ 6,634,233	$ 4,566,925
Other Information Shares
Sold	35,134	58,514
Issued in reinvestment of distributions	965	1,569
Redeemed	(15,354)	(37,417)
Net increase (decrease)	20,745	22,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 46.64	$ 42.79	$ 48.54	$ 51.90	$ 60.74	$ 54.99
Income from Investment Operations
Net investment income (loss) D	.22 F	.63	.80	.76	.60	.58
Net realized and unrealized gain (loss)	9.56 F	4.17	(.20)	3.58	(1.01)	11.62
Total from investment operations	9.78	4.80	.60	4.34	(.41)	12.20
Distributions from net investment income	(.51)	(.95)	(.73)	(.55)	(.48)	(.53)
Distributions from net realized gain	-	-	(5.62)	(7.15)	(7.95)	(5.92)
Total distributions	(.51)	(.95)	(6.35)	(7.70)	(8.43)	(6.45)
Net asset value, end of period	$ 55.91	$ 46.64	$ 42.79	$ 48.54	$ 51.90	$ 60.74
Total Return B, C	21.08%	11.37%	1.24%	9.24%	(1.33)%	24.31%
Ratios to Average Net Assets E
Expenses before expense reductions	.96% A	.81%	.51%	.56%	.63%	.68%
Expenses net of voluntary waivers, if any	.96% A	.81%	.51%	.56%	.63%	.68%
Expenses net of all reductions	.93% A	.77%	.48%	.54%	.61%	.66%
Net investment income (loss)	.84% A, F	1.29%	1.87%	1.50%	1.06%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$ 6,634	$ 4,567	$ 3,220	$ 4,679	$ 5,892	$ 7,855
Portfolio turnover rate	50% A	49%	48%	50%	36%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income to average net assets would have been .79%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $36,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on November 1, 2001.

Semiannual Report

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

The effect of this change during the period, was to increase net investment income by $1,249,000 and decrease net unrealized appreciation/depreciation by $1,249,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,751,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $790,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2,000 and $27,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Albany International Corp. Class A	$ 4,147	$ 3,950	$ 166	$ 39,892
John H. Harland Co.	-	22,372	324	-
Merix Corp.	2,191	-	-	14,839
Omnova Solutions, Inc.	-	2,668	-	26,365
TOTALS	$ 6,338	$ 28,990	$ 490	$ 81,096

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

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411 108th Avenue, N.E.
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595 North Barker Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

Fidelity's Growth Funds

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OTC Portfolio

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Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

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Tax Managed Stock Fund

Trend Fund

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

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VAL-SANN-0602 156960
1.703562.104

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com